STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

WRL ASSOCIATE FREEDOM ELITE BUILDER®
issued through
WRL Series Life Account
by
Western Reserve Life Assurance Co. of Ohio

Administrative Office:
570 Carillon Parkway
St. Petersburg, Florida 33716
1-800-851-9777
(727) 299-1800

Direct all payments by check and all correspondence and
notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Associate Freedom Elite Builder® flexible premium variable life insurance policy offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2009, by calling our administrative office at 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the mailing address at, Western Reserve Life, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the
AEGON/Transamerica Series Trust – Initial Class, Fidelity Variable Insurance Products
Funds – Service Class 2 Shares, the ProFunds, the Access One Trust, the AllianceBernstein Variable Products Series Fund, and the Franklyn Templeton Variable Insurance Trust.

WRL00193/A-05/2009

Table of Contents

The Policy - General Provisions     2

Ownership Rights     2

Our Right to Contest the Policy     2

Suicide Exclusion     3

Misstatement of Age or Gender     3

Mixed and Shared Funding     3

Addition, Deletion, or Substitution of Portfolios     3

Additional Information     4

Additional Information about Western Reserve and the Separate Account     4

Legal Matters     4

Variations in Policy Provisions     4

 Personalized Illustrations of Policy Benefits     5

 Sale of the Policies     5

 Reports to Owners     5

 Records     5

 Independent Registered Public Accounting Firm     6

 Experts     6

 Financial Statements     6

Underwriters     6

Underwriting Standards     6

IMSA     6

Performance Data     7

Other Performance Data in Advertising Sales Literature     7

 Western Reserve's Published Ratings     7

Index to Financial Statements     7

WRL Series Life Account:     S-1

Western Reserve Life Assurance Co. of Ohio      G-1

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

     The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice to us at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date that the written notice is accepted by us at our mailing address.
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment at our mailing address; or
> bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
	•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Our Right to Contest the Policy

     In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date. For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

     A new two year contestability period shall apply to each increase in specified amount beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

     In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy (or requested increase in specified amount) has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement. For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

Suicide Exclusion

     If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

     If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount, our liability with respect to such increase will be limited to its cost of insurance.

Misstatement of Age or Gender

     If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

     Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No registered representative may bind us by making any promise not contained in the Policy.

     If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

     In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither the funds nor we currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds’ Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

     If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

     We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

     We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

     In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Additional Information about Western Reserve and the Separate Account

     Western Reserve is a stock life insurance company is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law. Western Reserve's administrative office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

     Western Reserve was initially incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

     Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of TCI to a limit of $10 million.

Legal Matters

      Sutherland Asbill & Brennan LLP, of Washington, D.C., has provided legal advice to Western Reserve regarding certain matters under the federal securities laws that relate to the Policy. Arthur D. Woods, Vice President and Senior Counsel of Western Reserve, has provided legal advice on certain matters in connection with the issuance of the Policy.

Variations in Policy Provisions

     Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include differences in charges, or Policy features may be unavailable or known by a different name. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Personalized Illustrations of Policy Benefits

     In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

     The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

     We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Our affiliate, TCI serves as principal underwriter for the Policies. TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237. TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI. Sales representatives are appointed as our insurance agents.

During fiscal year 2007and 2006, before TCI replaced our affiliate, AFSG Securities Corporation (“AFSG”) as principal underwriter for the Policies, the amounts paid to AFSG were $21,215,096 and $70,977,287, respectively. The amount paid to TCI for the period May 1, 2007 through December 31, 2007, in connection with all Policies sold through the separate account, was $44,112,185. During fiscal year 2008, the amount paid to TCI in connection with all Policies sold through the separate account was $47,040,038. AFSG and TCI passed through to selling firms, and did not retain, any portion of any commissions they received. Our parent company provides capital distributions to TCI (and provided capital distributions to AFSG), and pays for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

     At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

     You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

     We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

The financial statements of the separate account at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Experts

     Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Managing Actuary of Western Reserve, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.

Financial Statements

     Western Reserve's statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these statutory-basis financial statements and schedules only as bearing upon Western Reserve's ability to meet our obligations under the Policies. You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

     Western Reserve's statutory-basis financial statements and schedules at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

     The separate account’s financial statements, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

Underwriters

Underwriting Standards

     The Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

     Your cost of insurance charge will vary by the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, rate band, length of time from the Policy date or from the date of any increase in specified amount, and rate class. We currently place insureds into the following rate classes:

•	ultimate select (preferred) non-tobacco use;
•	select (non-preferred) non-tobacco use;
•	ultimate standard (preferred) tobacco use;
•	standard (non-preferred) tobacco use; and
•	juvenile-under 18.

     We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen.

IMSA

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:
•	other variable life issuers in general;
•

variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune) ;

>

Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>

indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve's Published Ratings

     We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Index to Financial Statements (Note: Financial Statements will be filed by amendment when completed)

WRL Series Life Account:

Report of Independent Registered Public Accounting Firm, dated March 25, 2009
Statements of Assets and Liabilities at December 31, 2008
Statements of Operations for the year ended December 31, 2008
Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
Notes to the Financial Statements

Western Reserve Life Assurance Co. of Ohio

Report of Independent Registered Public Accounting Firm, dated March 27, 2009

Balance Sheets Statutory-Basis at December 31, 2008 and 2007
Statements of Operations Statutory-Basis for the years ended December 31, 2008, 2007 and 2006
Statements of Changes in Capital and Surplus Statutory-Basis for the years ended December 31, 2008, 2007 and 2006
Statements of Cash Flow Statutory-Basis for the years ended December 31, 2008, 2007 and 2006
Notes to Financial Statements--Statutory-Basis
Statutory-Basis Financial Statement Schedules

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the WRL Series Life Account

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica International Moderate Growth VP, Transamerica MFS International Equity VP, Transamerica Capital Guardian U.S. Equity VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica Science & Technology VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica MFS High Yield VP, Transamerica Munder Net50 VP, Transamerica PIMCO Total Return VP, Transamerica Legg Mason Partners All Cap VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/MidCap Value VP, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP Ultra Small-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling U.S. Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International, Fidelity VIP Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth Opportunities and Fidelity VIP Index 500 subaccounts) as of December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2008, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 25, 2009

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,249,903.498	4,499,839.771	29,583,534.267	28,177,581.283
Cost	$ 50,663,035	$ 47,245,445	$ 338,173,322	$ 331,671,164

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 50,786,347	$ 37,303,672	$ 194,363,820	$ 229,929,063
Receivable for units sold	5	-	-	2,107
Total assets	50,786,352	37,303,672	194,363,820	229,931,170

Liabilities
Payable for units redeemed	-	4,337	256	-
	$ 50,786,352	$ 37,299,335	$ 94,363,564	$ 229,931,170

Net Assets:
Deferred annuity contracts
terminable by owners	$ 50,786,352	$ 37,299,335	$ 94,363,564	$ 229,931,170
Total net assets	$ 50,786,352	$ 37,299,335	$ 194,363,564	$ 229,931,170

Accumulation units outstanding:
M&E - 0.90%	1,385,002	3,017,230	14,678,104	16,417,443
M&E - 0.75%	186,672	341,301	5,252,151	5,456,318
M&E - 0.00%	286	6,118	51,301	69,781
M&E - 1.50%	47	294	1,822	3,977

Accumulation unit value:
M&E - 0.90%	$ 35.020967	$ 1.145331	$ 9.701650	$ 0.509528
M&E - 0.75%	$ 12.205998	$ 10.596197	$ 9.824725	$ 10.416946
M&E - 0.00%	$ 11.369629	$ 8.563181	$ 6.788673	$ 7.506094
M&E - 1.50%	$ 10.272113	$ 8.224675	$ 6.881551	$ 7.452775

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica Asset Allocation - Moderate VP	Transamerica International Moderate Growth VP	Transamerica MFS International Equity VP	Transamerica Capital Guardian US Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	8,875,670.841	1,111,929.560	7,485,981.067	272,125.728
Cost	$ 100,864,852	$ 11,427,830	$ 63,121,640	$ 2,438,426

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 74,200,608	$ 7,472,167	$ 37,280,186	$ 1,281,712
Receivable for units sold	652	3	-	1
Total assets	74,201,260	7,472,170	37,280,186	1,281,713

Liabilities
Payable for units redeemed	-	-	99	-
	$ 74,201,260	$ 7,472,170	$ 37,280,087	$ 1,281,713

Net Assets:
Deferred annuity contracts
terminable by owners	$ 74,201,260	$ 7,472,170	$ 37,280,087	$ 1,281,713
Total net assets	$ 74,201,260	$ 7,472,170	$ 37,280,087	$ 1,281,713

Accumulation units outstanding:
M&E - 0.90%	5,476,925	646,035	3,794,182	159,767
M&E - 0.75%	1,266,848	395,961	6,509	919
M&E - 0.00%	12,266	12,498	6	888
M&E - 1.50%	459	463	373	-

Accumulation unit value:
M&E - 0.90%	$ 11.049930	$ 7.069717	$ 9.813748	$ 7.952786
M&E - 0.75%	$ 10.717144	$ 7.097876	$ 6.489796	$ 6.139467
M&E - 0.00%	$ 8.233158	$ 7.292654	$ 6.522370	$ 6.170355
M&E - 1.50%	$ 7.933200	$ 7.036737	$ 7.129773	$ 6.978347

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP	Transamerica Science & Technology VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	222,965.969	4,566,630.929	5,730,947.167	3,620,914.049
Cost	$ 4,037,757	$ 79,081,488	$ 86,405,073	$ 17,088,055

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 2,109,258	$ 35,802,386	$ 76,622,764	$ 9,450,586
Receivable for units sold	2	-	-	31
Total assets	2,109,260	35,802,386	76,622,764	9,450,617

Liabilities
Payable for units redeemed	-	265	2,328	-
	$ 2,109,260	$ 35,802,121	$ 76,620,436	$ 9,450,617

Net Assets:
Deferred annuity contracts
terminable by owners	$ 2,109,260	$ 35,802,121	$ 76,620,436	$ 9,450,617
Total net assets	$ 2,109,260	$ 35,802,121	$ 76,620,436	$ 9,450,617

Accumulation units outstanding:
M&E - 0.90%	208,672	1,933,639	2,318,674	3,185,850
M&E - 0.75%	39,660	181,607	455,851	70,676
M&E - 0.00%	3,324	4,078	2,171	2,764
M&E - 1.50%	3	1,068	14	31

Accumulation unit value:
M&E - 0.90%	$ 8.373031	$ 17.361890	$ 30.755078	$ 2.792099
M&E - 0.75%	$ 8.639412	$ 12.112581	$ 11.601175	$ 7.580627
M&E - 0.00%	$ 5.830206	$ 5.803895	$ 9.633044	$ 7.033994
M&E - 1.50%	$ 7.485218	$ 6.638974	$ 8.980597	$ 6.393279

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica Marsico Growth VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	843,540.260	152,637.861	1,403,224.969	3,499,562.195
Cost	$ 11,371,916	$ 2,121,714	$ 14,408,559	$ 56,603,019

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 7,802,747	$ 1,243,999	$ 10,355,800	$ 38,810,145
Receivable for units sold	-	2	111	-
Total assets	7,802,747	1,244,001	10,355,911	38,810,145

Liabilities
Payable for units redeemed	1,014	-	-	615
	$ 7,801,733	$ 1,244,001	$ 10,355,911	$ 38,809,530

Net Assets:
Deferred annuity contracts
terminable by owners	$ 7,801,733	$ 1,244,001	$ 10,355,911	$ 38,809,530
Total net assets	$ 7,801,733	$ 1,244,001	$ 10,355,911	$ 38,809,530

Accumulation units outstanding:
M&E - 0.90%	659,236	122,365	1,380,025	2,068,927
M&E - 0.75%	3,394	21,462	72,655	103,092
M&E - 0.00%	-	26	1,778	7,692
M&E - 1.50%	-	-	22	356

Accumulation unit value:
M&E - 0.90%	$ 11.783686	$ 8.600666	$ 7.027104	$ 18.149115
M&E - 0.75%	$ 9.872983	$ 8.918190	$ 8.878294	$ 11.665426
M&E - 0.00%	$ -	$ 6.777392	$ 7.388869	$ 7.158778
M&E - 1.50%	$ -	$ 7.236194	$ 6.900056	$ 7.470872

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica MFS High Yield VP	Transamerica Munder Net50 VP	Transamerica PIMCO Total Return VP	Transamerica Legg Mason Partners All Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	156,527.674	1,393,390.885	1,733,163.544	3,241,904.056
Cost	$ 1,258,308	$ 13,089,042	$ 19,863,434	$ 40,609,110

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 918,817	$ 6,966,954	$ 18,475,523	$ 24,087,347
Receivable for units sold	-	-	-	-
Total assets	918,817	6,966,954	18,475,523	24,087,347

Liabilities
Payable for units redeemed	-	1,051	2	590
	$ 918,817	$ 6,965,903	$ 18,475,521	$ 24,086,757

Net Assets:
Deferred annuity contracts
terminable by owners	$ 918,817	$ 6,965,903	$ 18,475,521	$ 24,086,757
Total net assets	$ 918,817	$ 6,965,903	$ 18,475,521	$ 24,086,757

Accumulation units outstanding:
M&E - 0.90%	69,559	1,016,221	1,366,059	2,247,438
M&E - 0.75%	23,451	65,157	128,870	48,915
M&E - 0.00%	1,680	687	6,883	6,897
M&E - 1.50%	-	39	-	-

Accumulation unit value:
M&E - 0.90%	$ 9.847976	$ 6.334182	$ 12.384243	$ 10.503779
M&E - 0.75%	$ 9.408055	$ 8.040709	$ 11.520877	$ 8.865693
M&E - 0.00%	$ 7.842151	$ 6.988209	$ 10.639140	$ 6.740679
M&E - 1.50%	$ 7.581136	$ 6.596048	$ 9.724432	$ 7.192237

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Templeton Global VP	Transamerica Third Avenue Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,981,395.187	2,645,977.683	11,128,702.534	7,265,446.788
Cost	$ 32,804,437	$ 26,174,574	$ 261,913,764	$ 123,609,302

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 16,505,022	$ 13,944,302	$ 153,798,669	$ 61,756,298
Receivable for units sold	212	117	-	2,442
Total assets	16,505,234	13,944,419	153,798,669	61,758,740

Liabilities
Payable for units redeemed	-	-	318	-
	$ 16,505,234	$ 13,944,419	$ 153,798,351	$ 61,758,740

Net Assets:
Deferred annuity contracts
terminable by owners	$ 16,505,234	$ 13,944,419	$ 153,798,351	$ 61,758,740
Total net assets	$ 16,505,234	$ 13,944,419	$ 153,798,351	$ 61,758,740

Accumulation units outstanding:
M&E - 0.90%	1,794,859	1,507,084	8,082,863	3,357,862
M&E - 0.75%	103,187	136,002	177,577	306,602
M&E - 0.00%	3,838	83	10,866	13,193
M&E - 1.50%	5	-	43	1,124

Accumulation unit value:
M&E - 0.90%	$ 8.621935	$ 8.458890	$ 18.814607	$ 17.419557
M&E - 0.75%	$ 9.726436	$ 8.790842	$ 9.284293	$ 10.362239
M&E - 0.00%	$ 6.879917	$ 7.104083	$ 6.764536	$ 6.193222
M&E - 1.50%	$ 7.462544	$ 6.819095	$ 6.630354	$ 6.648425

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica Balanced VP	Transamerica Convertible Securities VP	Transamerica Equity VP	Transamerica Growth Opportunities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	442,314.994	449,881.038	32,492,405.920	4,633,364.564
Cost	$ 5,222,607	$ 4,904,408	$ 822,319,274	$ 71,826,715

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 3,706,600	$ 2,793,761	$ 486,736,241	$ 35,862,242
Receivable for units sold	1,706	66	296	-
Total assets	3,708,306	2,793,827	486,736,537	35,862,242

Liabilities
Payable for units redeemed	-	-	-	1,547
	$ 3,708,306	$ 2,793,827	$ 486,736,537	$ 35,860,695

Net Assets:
Deferred annuity contracts
terminable by owners	$ 3,708,306	$ 2,793,827	$ 486,736,537	$ 35,860,695
Total net assets	$ 3,708,306	$ 2,793,827	$ 486,736,537	$ 35,860,695

Accumulation units outstanding:
M&E - 0.90%	333,440	237,304	49,362,224	3,380,011
M&E - 0.75%	29,268	28,573	463,948	131,924
M&E - 0.00%	6	258	8,202	884
M&E - 1.50%	5	29	941	144

Accumulation unit value:
M&E - 0.90%	$ 10.239191	$ 10.600586	$ 9.771856	$ 10.198795
M&E - 0.75%	$ 10.047303	$ 9.662401	$ 9.305877	$ 10.468514
M&E - 0.00%	$ 7.807174	$ 7.693978	$ 6.394678	$ 7.455580
M&E - 1.50%	$ 7.535072	$ 6.902165	$ 6.472692	$ 7.038976

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica Money Market VP	Transamerica Small/MidCap Value VP	Transamerica U.S. Government Securities VP	Transamerica Value Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	106,465,003.160	1,318,683.304	1,684,090.699	10,648,193.807
Cost	$ 106,465,003	$ 26,758,374	$ 20,545,934	$ 134,726,487

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 106,465,003	$ 15,296,726	$ 21,286,906	$ 91,467,985
Receivable for units sold	302	10	-	-
Total assets	106,465,305	15,296,736	21,286,906	91,467,985

Liabilities
Payable for units redeemed	-	-	-	48
	$ 106,465,305	$ 15,296,736	$ 21,286,906	$ 91,467,937

Net Assets:
Deferred annuity contracts
terminable by owners	$ 106,465,305	$ 15,296,736	$ 21,286,906	$ 91,467,937
Total net assets	$ 106,465,305	$ 15,296,736	$ 21,286,906	$ 91,467,937

Accumulation units outstanding:
M&E - 0.90%	4,421,474	1,127,666	1,261,807	5,062,183
M&E - 0.75%	1,088,263	265,697	429,359	39,235
M&E - 0.00%	1,260	5,876	4,149	1,364
M&E - 1.50%	165	2,348	221	6

Accumulation unit value:
M&E - 0.90%	$ 21.301316	$ 10.921429	$ 12.711691	$ 17.989320
M&E - 0.75%	$ 11.271892	$ 10.996790	$ 12.104896	$ 9.996962
M&E - 0.00%	$ 10.837603	$ 7.686599	$ 11.455941	$ 7.649702
M&E - 1.50%	$ 10.021718	$ 5.975130	$ 10.468880	$ 7.520268

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	12,654,100.668	13,000.045	19,149.358	45,648.370
Cost	$ 303,364,244	$ 102,138	$ 167,603	$ 825,539

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 171,969,228	$ 107,640	$ 139,982	$ 864,124
Receivable for units sold	-	-	2	-
Total assets	171,969,228	107,640	139,984	864,124

Liabilities
Payable for units redeemed	750	-	-	227
	$ 171,968,478	$ 107,640	$ 139,984	$ 863,897

Net Assets:
Deferred annuity contracts
terminable by owners	$ 171,968,478	$ 107,640	$ 139,984	$ 863,897
Total net assets	$ 171,968,478	$ 107,640	$ 139,984	$ 863,897

Accumulation units outstanding:
M&E - 0.90%	6,783,097	12,925	18,948	102,911
M&E - 0.75%	115,678	150	312	16,024
M&E - 0.00%	2,732	3	3	-
M&E - 1.50%	76	-	2	3

Accumulation unit value:
M&E - 0.90%	$ 25.211522	$ 8.230487	$ 7.266233	$ 7.259718
M&E - 0.75%	$ 8.100949	$ 8.238683	$ 7.273482	$ 7.287342
M&E - 0.00%	$ 6.851235	$ 8.280000	$ 7.310000	$ 6.653757
M&E - 1.50%	$ 6.139565	$ 8.706569	$ 7.852876	$ 7.163132

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	34,728,852.930	143,788.991	260,693.074	78,446.066
Cost	$ 34,728,853	$ 1,614,770	$ 4,669,880	$ 1,394,351

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 34,728,853	$ 1,539,980	$ 4,619,481	$ 1,393,202
Receivable for units sold	1,592	3,485	776	3,010
Total assets	34,730,445	1,543,465	4,620,257	1,396,212

Liabilities
Payable for units redeemed	-	-	-	-
	$ 34,730,445	$ 1,543,465	$ 4,620,257	$ 1,396,212

Net Assets:
Deferred annuity contracts
terminable by owners	$ 34,730,445	$ 1,543,465	$ 4,620,257	$ 1,396,212
Total net assets	$ 34,730,445	$ 1,543,465	$ 4,620,257	$ 1,396,212

Accumulation units outstanding:
M&E - 0.90%	2,504,147	178,990	377,905	156,138
M&E - 0.75%	811,998	24,113	28,827	43,643
M&E - 0.00%	1	-	4,260	196
M&E - 1.50%	-	-	-	-

Accumulation unit value:
M&E - 0.90%	$ 10.463441	$ 7.595978	$ 11.223047	$ 6.976554
M&E - 0.75%	$ 10.503028	$ 7.624865	$ 11.265684	$ 7.003096
M&E - 0.00%	$ 10.534986	$ 6.856594	$ 12.734344	$ 6.467984
M&E - 1.50%	$ 9.943386	$ 6.586579	$ 10.991984	$ 7.304007

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	408,451.489	13,458.857	47,034.319	55,636.666
Cost	$ 10,117,669	$ 229,711	$ 2,820,069	$ 371,518

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 10,141,850	$ 219,649	$ 1,826,813	$ 432,297
Receivable for units sold	117	7	59	-
Total assets	10,141,967	219,656	1,826,872	432,297

Liabilities
Payable for units redeemed	-	-	-	34
	$ 10,141,967	$ 219,656	$ 1,826,872	$ 432,263

Net Assets:
Deferred annuity contracts
terminable by owners	$ 10,141,967	$ 219,656	$ 1,826,872	$ 432,263
Total net assets	$ 10,141,967	$ 219,656	$ 1,826,872	$ 432,263

Accumulation units outstanding:
M&E - 0.90%	923,134	34,639	216,766	58,430
M&E - 0.75%	100,983	1,287	70,652	49,186
M&E - 0.00%	2	633	11	-
M&E - 1.50%	-	-	145	-

Accumulation unit value:
M&E - 0.90%	$ 9.901889	$ 6.007191	$ 6.350986	$ 4.014395
M&E - 0.75%	$ 9.914286	$ 6.014748	$ 6.358969	$ 4.019470
M&E - 0.00%	$ 9.976772	$ 6.052780	$ 6.399188	$ 4.045041
M&E - 1.50%	$ 9.752608	$ 6.237657	$ 5.876056	$ 4.624466

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	17,708.486	6,947.357	22,065.697	8,319.458
Cost	$ 539,649	$ 136,467	$ 465,057	$ 155,745

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 456,525	$ 140,059	$ 445,065	$ 154,992
Receivable for units sold	7	1	5	4
Total assets	456,532	140,060	445,070	154,996

Liabilities
Payable for units redeemed	-	-	-	-
	$ 456,532	$ 140,060	$ 445,070	$ 154,996

Net Assets:
Deferred annuity contracts
terminable by owners	$ 456,532	$ 140,060	$ 445,070	$ 154,996
Total net assets	$ 456,532	$ 140,060	$ 445,070	$ 154,996

Accumulation units outstanding:
M&E - 0.90%	46,874	19,360	42,667	17,092
M&E - 0.75%	14,108	469	8,435	4,126
M&E - 0.00%	17	-	505	242
M&E - 1.50%	8	7	-	-

Accumulation unit value:
M&E - 0.90%	$ 7.481180	$ 7.060069	$ 8.621734	$ 7.220372
M&E - 0.75%	$ 7.490558	$ 7.068930	$ 8.632556	$ 7.229439
M&E - 0.00%	$ 7.537860	$ 7.113620	$ 8.687044	$ 7.275181
M&E - 1.50%	$ 7.186101	$ 7.878391	$ 9.195826	$ 7.875522

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	25,244.533	41,958.540	22,998.460	15,716.857
Cost	$ 805,997	$ 743,064	$ 507,309	$ 879,271

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 759,860	$ 727,561	$ 388,444	$ 618,458
Receivable for units sold	242	61	32	53
Total assets	760,102	727,622	388,476	618,511

Liabilities
Payable for units redeemed	-	-	-	-
	$ 760,102	$ 727,622	$ 388,476	$ 618,511

Net Assets:
Deferred annuity contracts
terminable by owners	$ 760,102	$ 727,622	$ 388,476	$ 618,511
Total net assets	$ 760,102	$ 727,622	$ 388,476	$ 618,511

Accumulation units outstanding:
M&E - 0.90%	46,636	115,525	53,905	96,112
M&E - 0.75%	36,995	29,124	10,860	15,900
M&E - 0.00%	26	30	-	-
M&E - 1.50%	-	9	1	103

Accumulation unit value:
M&E - 0.90%	$ 9.080781	$ 5.027614	$ 5.996874	$ 5.514951
M&E - 0.75%	$ 9.092165	$ 5.033930	$ 6.004411	$ 5.521895
M&E - 0.00%	$ 9.149490	$ 5.065815	$ 6.042382	$ 5.556857
M&E - 1.50%	$ 8.912185	$ 5.635835	$ 6.472289	$ 6.456407

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,722.901	61,439.242	90,006.041	24,281.119
Cost	$ 56,861	$ 1,265,682	$ 3,331,495	$ 1,136,336

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 58,611	$ 1,245,988	$ 4,253,685	$ 607,514
Receivable for units sold	3	82	243	97
Total assets	58,614	1,246,070	4,253,928	607,611

Liabilities
Payable for units redeemed	-	-	-	-
	$ 58,614	$ 1,246,070	$ 4,253,928	$ 607,611

Net Assets:
Deferred annuity contracts
terminable by owners	$ 58,614	$ 1,246,070	$ 4,253,928	$ 607,611
Total net assets	$ 58,614	$ 1,246,070	$ 4,253,928	$ 607,611

Accumulation units outstanding:
M&E - 0.90%	6,656	86,659	244,680	98,070
M&E - 0.75%	2,355	8,529	38,855	31,439
M&E - 0.00%	12	3,081	2	20
M&E - 1.50%	-	-	1	24

Accumulation unit value:
M&E - 0.90%	$ 6.494548	$ 12.675777	$ 15.000450	$ 4.688636
M&E - 0.75%	$ 6.502701	$ 12.691626	$ 15.019193	$ 4.694538
M&E - 0.00%	$ 6.543783	$ 12.771516	$ 15.113639	$ 4.724287
M&E - 1.50%	$ 6.707273	$ 13.026291	$ 14.861985	$ 4.761801

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	35,120.174	69,252.121	66,336.249	42,941.978
Cost	$ 719,680	$ 2,142,279	$ 441,199	$ 855,522

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 555,601	$ 2,165,514	$ 448,433	$ 783,691
Receivable for units sold	15	189	72	10
Total assets	555,616	2,165,703	448,505	783,701

Liabilities
Payable for units redeemed	-	-	-	-
	$ 555,616	$ 2,165,703	$ 448,505	$ 783,701

Net Assets:
Deferred annuity contracts
terminable by owners	$ 555,616	$ 2,165,703	$ 448,505	$ 783,701
Total net assets	$ 555,616	$ 2,165,703	$ 448,505	$ 783,701

Accumulation units outstanding:
M&E - 0.90%	77,521	302,962	54,203	81,347
M&E - 0.75%	26,913	60,339	3,850	39,405
M&E - 0.00%	-	1,379	-	539
M&E - 1.50%	152	351	2	5

Accumulation unit value:
M&E - 0.90%	$ 5.308638	$ 5.931092	$ 7.724867	$ 6.458127
M&E - 0.75%	$ 5.315336	$ 5.938541	$ 7.734543	$ 6.466250
M&E - 0.00%	$ 5.349115	$ 5.976149	$ 7.783335	$ 6.507160
M&E - 1.50%	$ 6.810715	$ 6.379222	$ 8.221187	$ 6.751723

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	ProFund VP Short Emerging Markets	ProFund VP Short International	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	52,234.770	45,262.182	876,382.674	509,024.685
Cost	$ 2,028,380	$ 2,027,829	$ 22,571,142	$ 11,955,325

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,686,661	$ 1,837,645	$ 13,268,434	$ 6,617,321
Receivable for units sold	126	38	9,784	203
Total assets	1,686,787	1,837,683	13,278,218	6,617,524

Liabilities
Payable for units redeemed	-	-	-	-
	$ 1,686,787	$ 1,837,683	$ 13,278,218	$ 6,617,524

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,686,787	$ 1,837,683	$ 13,278,218	$ 6,617,524
Total net assets	$ 1,686,787	$ 1,837,683	$ 13,278,218	$ 6,617,524

Accumulation units outstanding:
M&E - 0.90%	112,995	118,118	1,489,388	776,801
M&E - 0.75%	15,336	25,553	-	-
M&E - 0.00%	-	-	-	-
M&E - 1.50%	81	1	-	-

Accumulation unit value:
M&E - 0.90%	$ 13.134333	$ 12.787938	$ 8.915216	$ 8.518943
M&E - 0.75%	$ 13.150772	$ 12.803946	$ -	$ -
M&E - 0.00%	$ 13.233629	$ 12.884637	$ -	$ -
M&E - 1.50%	$ 12.206635	$ 11.973479	$ -	$ -

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2008

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500
	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	230,050.095	56,124.882
Cost	$ 4,613,355	$ 7,952,024

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 2,282,097	$ 5,528,301
Receivable for units sold	-	2
Total assets	2,282,097	5,528,303

Liabilities
Payable for units redeemed	8,516	-
	$ 2,273,581	$ 5,528,303

Net Assets:
Deferred annuity contracts
terminable by owners	$ 2,273,581	$ 5,528,303
Total net assets	$ 2,273,581	$ 5,528,303

Accumulation units outstanding:
M&E - 0.90%	491,716	258,210
M&E - 0.75%	-	368,701
M&E - 0.00%	-	5,086
M&E - 1.50%	-	-

Accumulation unit value:
M&E - 0.90%	$ 4.623767	$ 8.447176
M&E - 0.75%	$ -	$ 8.984076
M&E - 0.00%	$ -	$ 6.826290
M&E - 1.50%	$ -	$ 7.186751

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 2,307,636	$ 1,219,138	$ 8,074,332	$ 9,380,193
Expenses
Administrative, mortality and
expense risk charge	463,043	340,867	2,359,351	2,661,857
Net investment income (loss)	1,844,593	878,271	5,714,981	6,718,336

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	2,217,229	49,556,796	33,549,320
Proceeds from sales	15,053,994	7,832,432	36,692,967	39,080,660
Cost of investments sold	15,454,391	9,358,504	43,013,389	42,604,550
Net realized capital gains (losses) on investments	(400,397)	691,157	43,236,374	30,025,430

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(537,969)	704,879	39,426,274	55,636,643
End of period	123,312	(9,941,773)	(143,809,502)	(101,742,101)
Net change in unrealized appreciation/depreciation
of investments	661,281	(10,646,652)	(183,235,776)	(157,378,744)

Net realized and unrealized capital gains (losses)
on investments	260,884	(9,955,495)	(139,999,402)	(127,353,314)

Increase (decrease) in net assets from operations	$ 2,105,477	$ (9,077,224)	$(134,284,421)	$ 120,634,978)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica Asset Allocation - Moderate VP	Transamerica International Moderate Growth VP	Transamerica MFS International Equity VP	Transamerica Capital Guardian US Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 3,322,337	$ 213,379	$ 2,834,266	$ 42,975

Administrative, mortality and
expense risk charge	834,530	75,179	486,659	14,129
Net investment income (loss)	2,487,807	138,200	2,347,607	28,846

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	9,132,508	315,244	4,326,708	343,122
Proceeds from sales	16,414,335	2,278,281	10,682,207	193,965
Cost of investments sold	18,656,054	2,563,537	12,709,566	248,857
Net realized capital gains (losses) on investments	6,890,789	29,988	2,299,349	288,230

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	12,068,323	280,505	1,824,005	(17,271)
End of period	(26,664,244)	(3,955,663)	(25,841,454)	(1,156,714)
Net change in unrealized appreciation/depreciation
of investments	(38,732,567)	(4,236,168)	(27,665,459)	(1,139,443)

Net realized and unrealized capital gains (losses)
on investments	(31,841,778)	(4,206,180)	(25,366,110)	(851,213)

Increase (decrease) in net assets from operations	$ (29,353,971)	$ (4,067,980)	$ (23,018,503)	$ (822,367)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP	Transamerica Science & Technology VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 210,806	$ 3,841,977	$ 4,115,714	$ -
Expenses
Administrative, mortality and
expense risk charge	26,032	518,435	785,608	141,967
Net investment income (loss)	184,774	3,323,542	3,330,106	(141,967)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	225,148	13,820,027	-	859,522
Proceeds from sales	705,942	16,494,924	17,054,737	6,843,534
Cost of investments sold	986,439	19,780,556	18,860,412	6,443,805
Net realized capital gains (losses) on investments	(55,349)	10,534,395	(1,805,675)	1,259,251

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(327,636)	75,687	(3,043,841)	4,164,856
End of period	(1,928,499)	(43,279,102)	(9,782,309)	(7,637,469)
Net change in unrealized appreciation/depreciation
of investments	(1,600,863)	(43,354,789)	(6,738,468)	(11,802,325)

Net realized and unrealized capital gains (losses)
on investments	(1,656,212)	(32,820,394)	(8,544,143)	(10,543,074)

Increase (decrease) in net assets from operations	$ (1,471,438)	$ (29,496,852)	$ (5,214,037)	$ (10,685,041)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica Marsico Growth VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 162,811	$ 96,377	$ 126,070	$ 504,659
Expenses
Administrative, mortality and
expense risk charge	103,712	15,042	139,959	479,696
Net investment income (loss)	59,099	81,335	(13,889)	24,963

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,329,777	259,553	442,185	6,369,655
Proceeds from sales	2,972,896	670,168	5,194,429	10,477,487
Cost of investments sold	3,103,384	685,290	4,217,639	10,718,654
Net realized capital gains (losses) on investments	1,199,289	244,431	1,418,975	6,128,488

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	2,145,053	202,658	5,392,816	10,467,715
End of period	(3,569,169)	(877,715)	(4,052,759)	(17,792,874)
Net change in unrealized appreciation/depreciation
of investments	(5,714,222)	(1,080,373)	(9,445,575)	(28,260,589)

Net realized and unrealized capital gains (losses)
on investments	(4,514,933)	(835,942)	(8,026,600)	(22,132,101)

Increase (decrease) in net assets from operations	$ (4,455,834)	$ (754,607)	$ (8,040,489)	$ (22,107,138)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica MFS High Yield VP	Transamerica Munder Net50 VP	Transamerica PIMCO Total Return VP	Transamerica Legg Mason Partners All Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 124,180	$ 462,792	$ 1,146,972	$ 733,800
Expenses
Administrative, mortality and
expense risk charge	10,175	99,477	169,818	313,018
Net investment income (loss)	114,005	363,315	977,154	420,782

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,870	2,389,433	8,664	4,931,942
Proceeds from sales	866,755	5,155,258	7,967,551	6,195,433
Cost of investments sold	980,099	5,147,072	7,926,899	7,356,081
Net realized capital gains (losses) on investments	(102,474)	2,397,619	49,316	3,771,294

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	2,808	2,869,614	565,272	2,758,396
End of period	(339,491)	(6,122,088)	(1,387,911)	(16,521,763)
Net change in unrealized appreciation/depreciation
of investments	(342,299)	(8,991,702)	(1,953,183)	(19,280,159)

Net realized and unrealized capital gains (losses)
on investments	(444,773)	(6,594,083)	(1,903,867)	(15,508,865)

Increase (decrease) in net assets from operations	$ (330,768)	$ (6,230,768)	$ (926,713)	$ (15,088,083)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Templeton Global VP	Transamerica Third Avenue Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 850,765	$ 333,024	$ 4,515,376	$ 4,849,949
Expenses
Administrative, mortality and
expense risk charge	210,397	170,073	2,097,395	854,307
Net investment income (loss)	640,368	162,951	2,417,981	3,995,642

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,840,514	3,997,793	-	27,640,823
Proceeds from sales	5,166,546	4,020,362	27,950,543	19,897,720
Cost of investments sold	7,472,510	5,512,221	34,236,152	23,051,754
Net realized capital gains (losses) on investments	4,534,550	2,505,934	(6,285,609)	24,486,789

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(962,206)	(1,188,056)	16,939,061	13,821,418
End of period	(16,299,415)	(12,230,272)	(108,115,095)	(61,853,004)
Net change in unrealized appreciation/depreciation
of investments	(15,337,209)	(11,042,216)	(125,054,156)	(75,674,422)

Net realized and unrealized capital gains (losses)
on investments	(10,802,659)	(8,536,282)	(131,339,765)	(51,187,633)

Increase (decrease) in net assets from operations	$ (10,162,291)	$ (8,373,331)	$(128,921,784)	$ (47,191,991)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica Balanced VP	Transamerica Convertible Securities VP	Transamerica Equity VP	Transamerica Growth Opportunities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 95,928	$ 261,904	$ 1,779,834	$ 1,960,554
Expenses
Administrative, mortality and
expense risk charge	47,128	39,864	6,812,836	475,286
Net investment income (loss)	48,800	222,040	(5,033,002)	1,485,268

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	421,131	760,369	30,090,216	13,749,019
Proceeds from sales	2,126,451	3,014,777	85,567,265	10,105,206
Cost of investments sold	2,032,823	3,735,141	97,037,441	14,347,251
Net realized capital gains (losses) on investments	514,759	40,005	18,620,040	9,506,974

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	1,082,820	158,479	122,818,225	2,485,853
End of period	(1,516,007)	(2,110,647)	(335,583,033)	(35,964,473)
Net change in unrealized appreciation/depreciation
of investments	(2,598,827)	(2,269,126)	(458,401,258)	(38,450,326)

Net realized and unrealized capital gains (losses)
on investments	(2,084,068)	(2,229,121)	(439,781,218)	(28,943,352)

Increase (decrease) in net assets from operations	$ (2,035,268)	$ (2,007,081)	$(444,814,220)	$ (27,458,084)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica Money Market VP	Transamerica Small/MidCap Value VP	Transamerica U.S. Government Securities VP	Transamerica Value Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 1,847,490	$ 422,048	$ 241,455	$ 5,836,402
Expenses
Administrative, mortality and
expense risk charge	715,009	187,332	72,006	1,111,860
Net investment income (loss)	1,132,481	234,716	169,449	4,724,542

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	(838)	2,384,338	-	10,365,722
Proceeds from sales	27,780,301	4,760,107	3,431,195	18,318,996
Cost of investments sold	27,780,301	5,181,618	3,367,050	20,173,297
Net realized capital gains (losses) on investments	(838)	1,962,827	64,145	8,511,421

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	1,815,348	14,944	14,115,745
End of period	-	(11,461,648)	740,972	(43,258,502)
Net change in unrealized appreciation/depreciation
of investments	-	(13,276,996)	726,028	(57,374,247)

Net realized and unrealized capital gains (losses)
on investments	(838)	(11,314,169)	790,173	(48,862,826)

Increase (decrease) in net assets from operations	$ 1,131,643	$ (11,079,453)	$ 959,622	$ (44,138,284)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP	ProFund VP Bull
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$ 5,793,577	$ -	$ -	$ -
Expenses
Administrative, mortality and
expense risk charge	2,477,528	197	588	11,304
Net investment income (loss)	3,316,049	(197)	(588)	(11,304)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	7,681
Proceeds from sales	32,802,586	44,475	14,391	15,509,697
Cost of investments sold	39,572,052	48,126	18,233	16,009,381
Net realized capital gains (losses) on investments	(6,769,466)	(3,651)	(3,842)	(492,003)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	24,536,756	-	-	(14,022)
End of period	(131,395,016)	5,502	(27,621)	38,585
Net change in unrealized appreciation/depreciation
of investments	(155,931,772)	5,502	(27,621)	52,607

Net realized and unrealized capital gains (losses)
on investments	(162,701,238)	1,851	(31,463)	(439,396)

Increase (decrease) in net assets from operations	$ 159,385,189)	$ 1,654	$ (32,051)	$ (450,700)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 274,976	$ -	$ 78,184	$ 3,259
Expenses
Administrative, mortality and
expense risk charge	298,527	20,504	24,254	15,797
Net investment income (loss)	(23,551)	(20,504)	53,930	(12,538)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	118,672
Proceeds from sales	134,329,909	20,947,987	64,144,721	26,243,313
Cost of investments sold	134,329,909	22,706,331	63,802,031	26,626,018
Net realized capital gains (losses) on investments	-	(1,758,344)	342,690	(264,033)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	(107,124)	(14,326)	(12,313)
End of period	-	(74,790)	(50,399)	(1,149)
Net change in unrealized appreciation/depreciation
of investments	-	32,334	(36,073)	11,164

Net realized and unrealized capital gains (losses)
on investments	-	(1,726,010)	306,617	(252,869)

Increase (decrease) in net assets from operations	$ (23,551)	$ (1,746,514)	$ 360,547	$ (265,407)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 218,013	$ 4,054	$ -	$ 3,606
Expenses
Administrative, mortality and
expense risk charge	17,193	1,145	24,655	6,209
Net investment income (loss)	200,820	2,909	(24,655)	(2,603)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	28,395	194,349	-
Proceeds from sales	20,509,044	648,352	10,384,514	52,456,235
Cost of investments sold	21,132,577	776,092	11,452,753	52,524,598
Net realized capital gains (losses) on investments	(623,533)	(99,345)	(873,890)	(68,363)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	24,181	(10,062)	(993,256)	60,779
Net change in unrealized appreciation/depreciation
of investments	24,181	(10,062)	(993,256)	60,779

Net realized and unrealized capital gains (losses)
on investments	(599,352)	(109,407)	(1,867,146)	(7,584)

Increase (decrease) in net assets from operations	$ (398,532)	$ (106,498)	$ (1,891,801)	$ (10,187)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 14,934	$ -	$ 6,122	$ -
Expenses:
Administrative, mortality and
expense risk charge	7,370	247	1,688	715
Net investment income (loss)	7,564	(247)	4,434	(715)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	14,871	-	-	12,162
Proceeds from sales	4,228,062	128,003	469,446	443,509
Cost of investments sold	4,293,600	144,482	512,439	539,412
Net realized capital gains (losses) on investments	(50,667)	(16,479)	(42,993)	(83,741)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	(83,124)	3,592	(19,992)	(753)
Net change in unrealized appreciation/depreciation
of investments	(83,124)	3,592	(19,992)	(753)

Net realized and unrealized capital gains (losses)
on investments	(133,791)	(12,887)	(62,985)	(84,494)

Increase (decrease) in net assets from operations	$ (126,227)	$ (13,134)	$ (58,551)	$ (85,209)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ 2,438	$ 9,902	$ 4,472	$ 7,813
Expenses:
Administrative, mortality and
expense risk charge	41,226	9,589	2,660	4,902
Net investment income (loss)	(38,788)	313	1,812	2,911

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,334	530	-	96,686
Proceeds from sales	24,152,958	7,568,475	873,765	1,235,839
Cost of investments sold	24,965,249	8,488,325	1,002,815	1,558,027
Net realized capital gains (losses) on investments	(810,957)	(919,320)	(129,050)	(225,502)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	(46,137)	(15,503)	(118,865)	(260,813)
Net change in unrealized appreciation/depreciation
of investments	(46,137)	(15,503)	(118,865)	(260,813)

Net realized and unrealized capital gains (losses)
on investments	(857,094)	(934,823)	(247,915)	(486,315)

Increase (decrease) in net assets from operations	$ (895,882)	$ (934,510)	$ (246,103)	$ (483,404)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ 10,598	$ 11,433	$ 11,250	$ 4,907
Expenses:
Administrative, mortality and
expense risk charge	441	3,455	7,224	17,714
Net investment income (loss)	10,157	7,978	4,026	(12,807)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	876,036	3,344,142	803,074	10,234,101
Cost of investments sold	916,749	3,240,834	787,860	11,164,964
Net realized capital gains (losses) on investments	(40,713)	103,308	15,214	(930,863)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	1,750	(19,694)	922,190	(528,822)
Net change in unrealized appreciation/depreciation
of investments	1,750	(19,694)	922,190	(528,822)

Net realized and unrealized capital gains (losses)
on investments	(38,963)	83,614	937,404	(1,459,685)

Increase (decrease) in net assets from operations	$ (28,806)	$ 91,592	$ 941,430	$ (1,472,492)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ 6,852	$ 65,642	$ 6,342	$ 2,191
Expenses:
Administrative, mortality and
expense risk charge	3,294	12,700	2,835	2,186
Net investment income (loss)	3,558	52,942	3,507	5

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	145,229	35,041	-
Proceeds from sales	1,460,422	8,326,888	3,442,112	879,717
Cost of investments sold	1,720,071	9,955,886	3,919,681	1,060,511
Net realized capital gains (losses) on investments	(259,649)	(1,483,769)	(442,528)	(180,794)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	(164,079)	23,235	7,234	(71,831)
Net change in unrealized appreciation/depreciation
of investments	(164,079)	23,235	7,234	(71,831)

Net realized and unrealized capital gains (losses)
on investments	(423,728)	(1,460,534)	(435,294)	(252,625)

Increase (decrease) in net assets from operations	$ (420,170)	$ (1,407,592)	$ (431,787)	$ (252,620)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	ProFund VP Short Emerging Markets	ProFund VP Short International	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 604	$ 387	$ 154,243	$ 226,023
Expenses:
Administrative, mortality and
expense risk charge	5,717	5,422	179,420	92,031
Net investment income (loss)	(5,113)	(5,035)	(25,177)	133,992

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	609,737	11,113
Proceeds from sales	4,366,414	1,387,357	4,240,094	1,751,215
Cost of investments sold	4,189,833	1,227,084	4,749,145	2,042,386
Net realized capital gains (losses) on investments	176,581	160,273	100,686	(280,058)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	1,504,156	(72,559)
End of period	(341,719)	(190,184)	(9,302,708)	(5,338,004)
Net change in unrealized appreciation/depreciation
of investments	(341,719)	(190,184)	(10,806,864)	(5,265,445)

Net realized and unrealized capital gains (losses)
on investments	(165,138)	(29,911)	(10,706,178)	(5,545,503)

Increase (decrease) in net assets from operations	$ (170,251)	$ (34,946)	$ (10,731,355)	$ (5,411,511)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2008, Except as noted

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500
	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 5,106	$ 144,943
Expenses:
Administrative, mortality and
expense risk charge	39,590	47,534
Net investment income (loss)	(34,484)	97,409

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	59,627
Proceeds from sales	2,174,301	1,265,931
Cost of investments sold	1,900,118	1,310,235
Net realized capital gains (losses) on investments	274,183	15,323

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	1,213,455	348,614
End of period	(2,331,258)	(2,423,723)
Net change in unrealized appreciation/depreciation
of investments	(3,544,713)	(2,772,337)

Net realized and unrealized capital gains (losses)
on investments	(3,270,530)	(2,757,014)

Increase (decrease) in net assets from operations	$ (3,305,014)	$ (2,659,605)

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica JPMorgan Core Bond VP		Transamerica Asset Allocation - Conservative VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 1,844,593	$ 1,960,923	$ 878,271	$ 632,029
Net realized capital gains (losses)
on investments	(400,397)	(146,629)	691,157	1,598,086
Net change in unrealized appreciation/
depreciation of investments	661,281	847,582	(10,646,652)	(664,089)
Increase (decrease) in net assets
from operations	2,105,477	2,661,876	(9,077,224)	1,566,026

Contract transactions
Net contract purchase payments	13,128,489	4,992,947	22,585,791	5,262,014
Transfer payments from (to) other
subaccounts or general account	(3,681,745)	550,625	(40,978)	1,032,552
Contract terminations, withdrawals,
and other deductions	(3,330,951)	(2,305,909)	(1,871,996)	(2,175,865)
Contract maintenance charges	(4,562,667)	(4,072,761)	(3,038,137)	(2,035,298)
Increase (decrease) in net assets
from contract transactions	1,553,126	(835,098)	17,634,680	2,083,403
Net increase (decrease) in net assets	3,658,603	1,826,778	8,557,456	3,649,429

Net assets:
Beginning of the period	47,127,749	45,300,971	28,741,879	25,092,450
End of the period	$ 50,786,352	$ 47,127,749	$ 37,299,335	$ 28,741,879

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Growth VP		Transamerica Asset Allocation - Moderate Growth VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 5,714,981	$ 4,496,955	$ 6,718,336	$ 5,233,829
Net realized capital gains (losses)
on investments	43,236,374	15,732,905	30,025,430	11,869,072
Net change in unrealized appreciation/
depreciation of investments	(183,235,776)	(1,274,526)	(157,378,744)	4,896,598
Increase (decrease) in net assets
from operations	(134,284,421)	18,955,334	(120,634,978)	21,999,499

Contract transactions
Net contract purchase payments	45,175,320	83,125,984	49,335,315	79,242,009
Transfer payments from (to) other
subaccounts or general account	(5,449,608)	5,619,308	(7,637,959)	4,353,215
Contract terminations, withdrawals,
and other deductions	(19,118,991)	(13,520,685)	(20,447,280)	(17,556,207)
Contract maintenance charges	(29,832,085)	(28,724,820)	(34,021,939)	(33,593,712)
Increase (decrease) in net assets
from contract transactions	(9,225,364)	46,499,787	(12,771,863)	32,445,305
Net increase (decrease) in net assets	(143,509,785)	65,455,121	(133,406,841)	54,444,804

Net assets:
Beginning of the period	337,873,349	272,418,228	363,338,011	308,893,207
End of the period	$ 194,363,564	$ 337,873,349	$ 229,931,170	$ 363,338,011

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Asset Allocation - Moderate VP		Transamerica International Moderate Growth VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 2,487,807	$ 2,080,384	$ 138,200	$ 21,566
Net realized capital gains (losses)
on investments	6,890,789	3,984,293	29,988	146,575
Net change in unrealized appreciation/
depreciation of investments	(38,732,567)	486,176	(4,236,168)	143,709
Increase (decrease) in net assets
from operations	(29,353,971)	6,550,853	(4,067,980)	311,850

Contract transactions
Net contract purchase payments	18,655,902	20,734,184	4,234,840	4,841,314
Transfer payments from (to) other
subaccounts or general account	(293,991)	534,209	206,334	2,251,574
Contract terminations, withdrawals,
and other deductions	(7,240,255)	(4,804,700)	(379,110)	(185,957)
Contract maintenance charges	(10,913,718)	(10,173,042)	(1,231,791)	(574,665)
Increase (decrease) in net assets
from contract transactions	207,938	6,290,651	2,830,273	6,332,266
Net increase (decrease) in net assets	(29,146,033)	12,841,504	(1,237,707)	6,644,116

Net assets:
Beginning of the period	103,347,293	90,505,789	8,709,877	2,065,761
End of the period	$ 74,201,260	$ 103,347,293	$ 7,472,170	$ 8,709,877

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS International Equity VP		Transamerica Capital Guardian US Equity VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 2,347,607	$ 40,985	$ 28,846	$ (3,250)
Net realized capital gains (losses)
on investments	2,299,349	15,406,353	288,230	177,887
Net change in unrealized appreciation/
depreciation of investments	(27,665,459)	(9,823,015)	(1,139,443)	(189,664)
Increase (decrease) in net assets
from operations	(23,018,503)	5,624,323	(822,367)	(15,027)

Contract transactions
Net contract purchase payments	289,726	6,047,099	564,800	131,558
Transfer payments from (to) other
subaccounts or general account	(2,151,679)	562,941	44,529	(30,493)
Contract terminations, withdrawals,
and other deductions	(3,272,719)	(3,180,309)	(38,532)	(23,038)
Contract maintenance charges	(3,741,320)	(4,177,806)	(118,771)	(115,426)
Increase (decrease) in net assets
from contract transactions	(8,875,992)	(748,075)	452,026	(37,399)
Net increase (decrease) in net assets	(31,894,495)	4,876,248	(370,341)	(52,426)

Net assets:
Beginning of the period	69,174,582	64,298,334	1,652,054	1,704,480
End of the period	$ 37,280,087	$ 69,174,582	$ 1,281,713	$ 1,652,054

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Capital Guardian Value VP		Transamerica Clarion Global Real Estate Securities VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 184,774	$ 8,005	$ 3,323,542	$ 5,659,889
Net realized capital gains (losses)
on investments	(55,349)	446,803	10,534,395	16,147,624
Net change in unrealized appreciation/
depreciation of investments	(1,600,863)	(753,445)	(43,354,789)	(29,421,649)
Increase (decrease) in net assets
from operations	(1,471,438)	(298,637)	(29,496,852)	(7,614,136)

Contract transactions
Net contract purchase payments	169,388	-	-	5,194,008
Transfer payments from (to) other
subaccounts or general account	4,478	(508,454)	(4,003,879)	(7,348,499)
Contract terminations, withdrawals,
and other deductions	(171,751)	(56,410)	(3,958,550)	(5,180,898)
Contract maintenance charges	(254,657)	(288,722)	(4,891,318)	(6,457,096)
Increase (decrease) in net assets
from contract transactions	(252,542)	(853,586)	(12,853,747)	(13,792,485)
Net increase (decrease) in net assets	(1,723,980)	(1,152,223)	(42,350,599)	(21,406,621)

Net assets:
Beginning of the period	3,833,240	4,985,463	78,152,720	99,559,341
End of the period	$ 2,109,260	$ 3,833,240	$ 35,802,121	$ 78,152,720

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Federated Market Opportunity VP		Transamerica Science & Technology VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 3,330,106	$ 2,727,191	$ (141,967)	$ (127,755)
Net realized capital gains (losses)
on investments	(1,805,675)	25,902	1,259,251	613,446
Net change in unrealized appreciation/
depreciation of investments	(6,738,468)	(4,311,830)	(11,802,325)	3,218,392
Increase (decrease) in net assets
from operations	(5,214,037)	(1,558,737)	(10,685,041)	3,704,083

Contract transactions
Net contract purchase payments	6,985,060	6,295,470	-	7,722,350
Transfer payments from (to) other
subaccounts or general account	(1,639,945)	(9,425,500)	(1,561,032)	3,756,288
Contract terminations, withdrawals,
and other deductions	(6,110,491)	(4,631,888)	(814,162)	(792,247)
Contract maintenance charges	(7,640,043)	(7,617,160)	(1,454,758)	(1,040,531)
Increase (decrease) in net assets
from contract transactions	(8,405,419)	(15,379,078)	(3,829,952)	9,645,860
Net increase (decrease) in net assets	(13,619,456)	(16,937,815)	(14,514,993)	13,349,943

Net assets:
Beginning of the period	90,239,892	107,177,707	23,965,610	10,615,667
End of the period	$ 76,620,436	$ 90,239,892	$ 9,450,617	$ 23,965,610

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica JPMorgan Mid Cap Value VP		Transamerica JPMorgan Enhanced Index VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 59,099	$ 11,999	$ 81,335	$ 8,532
Net realized capital gains (losses)
on investments	1,199,289	1,981,355	244,431	189,802
Net change in unrealized appreciation/
depreciation of investments	(5,714,222)	(1,546,531)	(1,080,373)	(132,218)
Increase (decrease) in net assets
from operations	(4,455,834)	446,823	(754,607)	66,116

Contract transactions
Net contract purchase payments	-	-	-	757,139
Transfer payments from (to) other
subaccounts or general account	(1,755,598)	(2,549,349)	15,995	(65,107)
Contract terminations, withdrawals,
and other deductions	(729,050)	(975,507)	(182,855)	(55,377)
Contract maintenance charges	(355,996)	(440,180)	(100,024)	(106,072)
Increase (decrease) in net assets
from contract transactions	(2,840,644)	(3,965,036)	(266,884)	530,583
Net increase (decrease) in net assets	(7,296,478)	(3,518,213)	(1,021,491)	596,699

Net assets:
Beginning of the period	15,098,211	18,616,424	2,265,492	1,668,793
End of the period	$ 7,801,733	$ 15,098,211	$ 1,244,001	$ 2,265,492

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Marsico Growth VP		Transamerica BlackRock Large Cap Value VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ (13,889)	$ (138,572)	$ 24,963	$ 33,279
Net realized capital gains (losses)
on investments	1,418,975	736,873	6,128,488	10,691,529
Net change in unrealized appreciation/
depreciation of investments	(9,445,575)	2,143,246	(28,260,589)	(8,122,488)
Increase (decrease) in net assets
from operations	(8,040,489)	2,741,547	(22,107,138)	2,602,320

Contract transactions
Net contract purchase payments	132,564	4,160,777	967,761	3,868,402
Transfer payments from (to) other
subaccounts or general account	97,158	591,244	(1,407,110)	(1,444,569)
Contract terminations, withdrawals,
and other deductions	(946,897)	(637,368)	(3,445,022)	(3,402,298)
Contract maintenance charges	(1,172,247)	(1,008,825)	(4,140,813)	(4,394,505)
Increase (decrease) in net assets
from contract transactions	(1,889,422)	3,105,828	(8,025,184)	(5,372,970)
Net increase (decrease) in net assets	(9,929,911)	5,847,375	(30,132,322)	(2,770,650)

Net assets:
Beginning of the period	20,285,822	14,438,447	68,941,852	71,712,502
End of the period	$ 10,355,911	$ 20,285,822	$ 38,809,530	$ 68,941,852

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica MFS High Yield VP		Transamerica Munder Net50 VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 114,005	$ 117,391	$ 363,315	$ (123,899)
Net realized capital gains (losses)
on investments	(102,474)	(100,206)	2,397,619	1,705,922
Net change in unrealized appreciation/
depreciation of investments	(342,299)	40,744	(8,991,702)	295,679
Increase (decrease) in net assets
from operations	(330,768)	57,929	(6,230,768)	1,877,702

Contract transactions
Net contract purchase payments	-	2,073,293	584,711	1,821,748
Transfer payments from (to) other
subaccounts or general account	47,871	(2,829,517)	(1,239,409)	1,406,981
Contract terminations, withdrawals,
and other deductions	(31,003)	(91,921)	(704,745)	(599,661)
Contract maintenance charges	(103,486)	(170,881)	(1,038,586)	(1,084,255)
Increase (decrease) in net assets
from contract transactions	(86,618)	(1,019,026)	(2,398,029)	1,544,813
Net increase (decrease) in net assets	(417,386)	(961,097)	(8,628,797)	3,422,515

Net assets:
Beginning of the period	1,336,203	2,297,300	15,594,700	12,172,185
End of the period	$ 918,817	$ 1,336,203	$ 6,965,903	$ 15,594,700

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica PIMCO Total Return VP		Transamerica Legg Mason Partners All Cap VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 977,154	$ 199,356	$ 420,782	$ 199,069
Net realized capital gains (losses)
on investments	49,316	359,931	3,771,294	3,310,168
Net change in unrealized appreciation/
depreciation of investments	(1,953,183)	449,229	(19,280,159)	(3,348,299)
Increase (decrease) in net assets
from operations	(926,713)	1,008,516	(15,088,083)	160,938

Contract transactions
Net contract purchase payments	7,612,348	3,328,951	1,717,760	4,030,008
Transfer payments from (to) other
subaccounts or general account	630,934	2,435	(1,058,966)	(2,036,228)
Contract terminations, withdrawals,
and other deductions	(935,201)	(730,457)	(2,523,799)	(2,314,616)
Contract maintenance charges	(1,477,812)	(886,629)	(3,057,845)	(3,359,021)
Increase (decrease) in net assets
from contract transactions	5,830,269	1,714,300	(4,922,850)	(3,679,857)
Net increase (decrease) in net assets	4,903,556	2,722,816	(20,010,933)	(3,518,919)

Net assets:
Beginning of the period	13,571,965	10,849,149	44,097,690	47,616,609
End of the period	$ 18,475,521	$ 13,571,965	$ 24,086,757	$ 44,097,690

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica T. Rowe Price Equity Income VP		Transamerica T. Rowe Price Small Cap VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 640,368	$ 393,100	$ 162,951	$ (206,182)
Net realized capital gains (losses)
on investments	4,534,550	3,308,308	2,505,934	2,155,920
Net change in unrealized appreciation/
depreciation of investments	(15,337,209)	(3,031,427)	(11,042,216)	(236,164)
Increase (decrease) in net assets
from operations	(10,162,291)	669,981	(8,373,331)	1,713,574

Contract transactions
Net contract purchase payments	285,905	2,946,962	2,114,024	2,563,431
Transfer payments from (to) other
subaccounts or general account	(440,792)	521,931	(373,836)	(85,936)
Contract terminations, withdrawals,
and other deductions	(1,272,881)	(1,540,150)	(1,066,713)	(1,388,265)
Contract maintenance charges	(1,708,700)	(1,758,033)	(1,535,904)	(1,544,166)
Increase (decrease) in net assets
from contract transactions	(3,136,468)	170,710	(862,429)	(454,936)
Net increase (decrease) in net assets	(13,298,759)	840,691	(9,235,760)	1,258,638

Net assets:
Beginning of the period	29,803,993	28,963,302	23,180,179	21,921,541
End of the period	$ 16,505,234	$ 29,803,993	$ 13,944,419	$ 23,180,179

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Templeton Global VP		Transamerica Third Avenue Value VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 2,417,981	$ 1,897,216	$ 3,995,642	$ 4,159,367
Net realized capital gains (losses)
on investments	(6,285,609)	353,804	24,486,789	25,329,779
Net change in unrealized appreciation/
depreciation of investments	(125,054,156)	37,063,596	(75,674,422)	(28,785,637)
Increase (decrease) in net assets
from operations	(128,921,784)	39,314,616	(47,191,991)	703,509

Contract transactions
Net contract purchase payments	14,754,535	28,796,215	910,266	8,947,313
Transfer payments from (to) other
subaccounts or general account	(4,409,694)	(7,117,588)	(3,460,705)	(5,708,582)
Contract terminations, withdrawals,
and other deductions	(14,053,037)	(15,915,952)	(5,480,877)	(6,651,083)
Contract maintenance charges	(20,249,251)	(20,591,918)	(6,964,709)	(7,894,808)
Increase (decrease) in net assets
from contract transactions	(23,957,447)	(14,829,243)	(14,996,025)	(11,307,160)
Net increase (decrease) in net assets	(152,879,231)	24,485,373	(62,188,016)	(10,603,651)

Net assets:
Beginning of the period	306,677,582	282,192,209	123,946,756	134,550,407
End of the period	$ 153,798,351	$ 306,677,582	$ 61,758,740	$ 123,946,756

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Balanced VP		Transamerica Convertible Securities VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 48,800	$ 13,441	$ 222,040	$ 32,313
Net realized capital gains (losses)
on investments	514,759	162,158	40,005	434,581
Net change in unrealized appreciation/
depreciation of investments	(2,598,827)	507,547	(2,269,126)	13,115
Increase (decrease) in net assets
from operations	(2,035,268)	683,146	(2,007,081)	480,009

Contract transactions
Net contract purchase payments	170,103	1,073,586	364,034	1,390,813
Transfer payments from (to) other
subaccounts or general account	(352,217)	514,637	265,054	235,493
Contract terminations, withdrawals,
and other deductions	(332,922)	(273,544)	(207,186)	(94,353)
Contract maintenance charges	(458,613)	(422,655)	(326,335)	(216,649)
Increase (decrease) in net assets
from contract transactions	(973,649)	892,024	95,567	1,315,304
Net increase (decrease) in net assets	(3,008,917)	1,575,170	(1,911,514)	1,795,313

Net assets:
Beginning of the period	6,717,223	5,142,053	4,705,341	2,910,028
End of the period	$ 3,708,306	$ 6,717,223	$ 2,793,827	$ 4,705,341

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Equity VP		Transamerica Growth Opportunities VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ (5,033,002)	$ (8,533,841)	$ 1,485,268	$ (525,370)
Net realized capital gains (losses)
on investments	18,620,040	49,307,298	9,506,974	4,343,036
Net change in unrealized appreciation/
depreciation of investments	(458,401,258)	97,518,672	(38,450,326)	8,015,033
Increase (decrease) in net assets
from operations	(444,814,220)	138,292,129	(27,458,084)	11,832,699

Contract transactions
Net contract purchase payments	58,486,824	81,314,312	2,846,901	10,230,614
Transfer payments from (to) other
subaccounts or general account	(11,991,221)	(41,804,393)	(2,251,994)	(2,359,509)
Contract terminations, withdrawals,
and other deductions	(46,823,205)	(54,642,782)	(3,201,616)	(2,989,052)
Contract maintenance charges	(71,786,987)	(74,045,073)	(4,448,119)	(4,308,179)
Increase (decrease) in net assets
from contract transactions	(72,114,589)	(89,177,936)	(7,054,828)	573,874
Net increase (decrease) in net assets	(516,928,809)	49,114,193	(34,512,912)	12,406,573

Net assets:
Beginning of the period	1,003,665,346	954,551,153	70,373,607	57,967,034
End of the period	$ 486,736,537	$ 1,003,665,346	$ 35,860,695	$ 70,373,607

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Money Market VP		Transamerica Small/MidCap Value VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 1,132,481	$ 2,199,996	$ 234,716	$ 24,025
Net realized capital gains (losses)
on investments	(838)	(17)	1,962,827	1,847,801
Net change in unrealized appreciation/
depreciation of investments	-	-	(13,276,996)	1,230,226
Increase (decrease) in net assets
from operations	1,131,643	2,199,979	(11,079,453)	3,102,052

Contract transactions
Net contract purchase payments	59,611,176	16,175,478	4,441,374	8,579,930
Transfer payments from (to) other
subaccounts or general account	6,494,412	4,991,135	915,693	2,714,815
Contract terminations, withdrawals,
and other deductions	(13,739,832)	(7,811,003)	(742,456)	(369,629)
Contract maintenance charges	(7,314,018)	(5,713,871)	(2,049,174)	(1,410,431)
Increase (decrease) in net assets
from contract transactions	45,051,738	7,641,739	2,565,437	9,514,685
Net increase (decrease) in net assets	46,183,381	9,841,718	(8,514,016)	12,616,737

Net assets:
Beginning of the period	60,281,924	50,440,206	23,810,752	11,194,015
End of the period	$ 106,465,305	$ 60,281,924	$ 15,296,736	$ 23,810,752

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica U.S. Government Securities VP		Transamerica Value Balanced VP
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ 169,449	$ 31,585	$ 4,724,542	$ 2,558,198
Net realized capital gains (losses)
on investments	64,145	(10,718)	8,511,421	3,956,229
Net change in unrealized appreciation/
depreciation of investments	726,028	29,595	(57,374,247)	2,273,248
Increase (decrease) in net assets
from operations	959,622	50,462	(44,138,284)	8,787,675

Contract transactions
Net contract purchase payments	19,363,175	636,871	5,035,269	10,442,659
Transfer payments from (to) other
subaccounts or general account	1,477,925	235,240	(2,837,860)	(3,805,461)
Contract terminations, withdrawals,
and other deductions	(1,205,545)	(124,111)	(7,894,276)	(7,962,858)
Contract maintenance charges	(684,791)	(84,082)	(10,942,961)	(11,188,844)
Increase (decrease) in net assets
from contract transactions	18,950,764	663,918	(16,639,828)	(12,514,504)
Net increase (decrease) in net assets	19,910,386	714,380	(60,778,112)	(3,726,829)

Net assets:
Beginning of the period	1,376,520	662,140	152,246,049	155,972,878
End of the period	$ 21,286,906	$ 1,376,520	$ 91,467,937	$ 152,246,049

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP		Transamerica Index 50 VP		Transamerica Index 75 VP
	Subaccount		Subaccount		Subaccount
	2008	2007	2008(1)	2007	2008(1)	2007
Operations
Net investment income (loss)	$ 3,316,049	$(3,051,748)	$ (197)	$ -	$ (588)	$ -
Net realized capital gains (losses)
on investments	(6,769,466)	(722,021)	(3,651)	-	(3,842)	-
Net change in unrealized appreciation/
depreciation of investments	(155,931,772)	68,424,772	5,502	-	(27,621)	-
Increase (decrease) in net assets
from operations	(159,385,189)	64,651,003	1,654	-	(32,051)	-

Contract transactions
Net contract purchase payments	18,780,621	33,158,062	23,673	-	151,209	-
Transfer payments from (to) other
subaccounts or general account	(5,452,634)	(7,217,725)	83,335	-	24,779	-
Contract terminations, withdrawals,
and other deductions	(16,433,906)	(18,279,999)	-	-	(210)	-
Contract maintenance charges	(24,097,370)	(24,309,549)	(1,022)	-	(3,743)	-
Increase (decrease) in net assets
from contract transactions	(27,203,289)	(16,649,211)	105,986	-	172,035	-
Net increase (decrease) in net assets	(186,588,478)	48,001,792	107,640	-	139,984	-

Net assets:
Beginning of the period	358,556,956	310,555,164	-	-	-	-
End of the period	$ 71,968,478	$358,556,956	$ 107,640	$ -	$ 139,984	$ -

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Bull		ProFund VP Money Market
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ (11,304)	$ (29,310)	$ (23,551)	$ 140,465
Net realized capital gains (losses)
on investments	(492,003)	(257,888)	-	-
Net change in unrealized appreciation/
depreciation of investments	52,607	28,489	-	-
Increase (decrease) in net assets
from operations	(450,700)	(258,709)	(23,551)	140,465

Contract transactions
Net contract purchase payments	-	4,220,565	-	4,564,705
Transfer payments from (to) other
subaccounts or general account	258,771	(10,852,649)	12,349,978	21,203,542
Contract terminations, withdrawals,
and other deductions	(43,110)	(145,578)	(2,129,563)	(550,441)
Contract maintenance charges	(73,628)	(228,764)	(1,980,578)	(312,098)
Increase (decrease) in net assets
from contract transactions	142,033	(7,006,426)	8,239,837	24,905,708
Net increase (decrease) in net assets	(308,667)	(7,265,135)	8,216,286	25,046,173

Net assets:
Beginning of the period	1,172,564	8,437,699	26,514,159	1,467,986
End of the period	$ 863,897	$ 1,172,564	$ 34,730,445	$ 26,514,159

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP NASDAQ-100		ProFund VP Short Small-Cap
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ (20,504)	$ (54,442)	$ 53,930	$ 244,235
Net realized capital gains (losses)
on investments	(1,758,344)	63,974	342,690	(1,074,677)
Net change in unrealized appreciation/
depreciation of investments	32,334	(91,622)	(36,073)	(15,888)
Increase (decrease) in net assets
from operations	(1,746,514)	(82,090)	360,547	(846,330)

Contract transactions
Net contract purchase payments	-	8,451,277	4,035,306	1,656,055
Transfer payments from (to) other
subaccounts or general account	(9,218,351)	3,976,956	(943,792)	868,713
Contract terminations, withdrawals,
and other deductions	(88,784)	(191,707)	(61,880)	(220,931)
Contract maintenance charges	(152,209)	(329,586)	(181,097)	(208,877)
Increase (decrease) in net assets
from contract transactions	(9,459,344)	11,906,940	2,848,537	2,094,960
Net increase (decrease) in net assets	(11,205,858)	11,824,850	3,209,084	1,248,630

Net assets:
Beginning of the period	12,749,323	924,473	1,411,173	162,543
End of the period	$ 1,543,465	$ 12,749,323	$ 4,620,257	$ 1,411,173

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Small-Cap		Access VP High Yield		ProFund VP Europe 30
	Subaccount		Subaccount		Subaccount
	2008	2007	2008(1)	2007	2008(1)	2008(1)
Operations
Net investment income (loss)	$ (12,538)	$ (24,133)	$ 200,820	$ -	$ 2,909	$ -
Net realized capital gains (losses)
on investments	(264,033)	(891,222)	(623,533)	-	(99,345)	-
Net change in unrealized appreciation/
depreciation of investments	11,164	(20,283)	24,181	-	(10,062)	-
Increase (decrease) in net assets
from operations	(265,407)	(935,638)	(398,532)	-	(106,498)	-

Contract transactions
Net contract purchase payments	-	1,133,702	8,558,653	-	177,689	-
Transfer payments from (to) other
subaccounts or general account	50,383	(1,514,608)	2,177,410	-	158,997	-
Contract terminations, withdrawals,
and other deductions	(34,155)	(162,214)	(82,253)	-	(807)	-
Contract maintenance charges	(102,621)	(183,528)	(113,311)	-	(9,725)	-
Increase (decrease) in net assets
from contract transactions	(86,393)	(726,648)	10,540,499	-	326,154	-
Net increase (decrease) in net assets	(351,800)	(1,662,286)	10,141,967	-	219,656	-

Net assets:
Beginning of the period	1,748,012	3,410,298	-	-	-	-
End of the period	$ 1,396,212	$ 1,748,012	$10,141,967	$ -	$ 219,656	$ -

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Consumer Services
	Subaccount	Subaccount	Subaccount	Subaccount
	2008(1)	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$ (24,655)	$ (2,603)	$ 7,564	$ (247)
Net realized capital gains (losses)
on investments	(873,890)	(68,363)	(50,667)	(16,479)
Net change in unrealized appreciation/
depreciation of investments	(993,256)	60,779	(83,124)	3,592
Increase (decrease) in net assets
from operations	(1,891,801)	(10,187)	(126,227)	(13,134)

Contract transactions
Net contract purchase payments	2,832,166	1,813,225	649,865	136,028
Transfer payments from (to) other
subaccounts or general account	1,274,012	(1,340,799)	24,763	20,421
Contract terminations, withdrawals,
and other deductions	(152,703)	(367)	(35,299)	-
Contract maintenance charges	(234,802)	(29,609)	(56,570)	(3,255)
Increase (decrease) in net assets
from contract transactions	3,718,673	442,450	582,759	153,194
Net increase (decrease) in net assets	1,826,872	432,263	456,532	140,060

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 1,826,872	$ 432,263	$ 456,532	$ 140,060

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling US Dollar	ProFund VP Emerging Markets
	Subaccount	Subaccount	Subaccount	Subaccount
	2008(1)	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$ 4,434	$ (715)	$ (38,788)	$ 313
Net realized capital gains (losses)
on investments	(42,993)	(83,741)	(810,957)	(919,320)
Net change in unrealized appreciation/
depreciation of investments	(19,992)	(753)	(46,137)	(15,503)
Increase (decrease) in net assets
from operations	(58,551)	(85,209)	(895,882)	(934,510)

Contract transactions
Net contract purchase payments	220,330	111,243	15,981,213	1,220,353
Transfer payments from (to) other
subaccounts or general account	307,698	139,878	(13,778,067)	542,646
Contract terminations, withdrawals,
and other deductions	(8,352)	(3,753)	(251,474)	(33,413)
Contract maintenance charges	(16,055)	(7,163)	(295,688)	(67,454)
Increase (decrease) in net assets
from contract transactions	503,621	240,205	1,655,984	1,662,132
Net increase (decrease) in net assets	445,070	154,996	760,102	727,622

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 445,070	$ 154,996	$ 760,102	$ 727,622

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan	ProFund VP Short NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount
	2008(1)	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$ 1,812	$ 2,911	$ 10,157	$ 7,978
Net realized capital gains (losses)
on investments	(129,050)	(225,502)	(40,713)	103,308
Net change in unrealized appreciation/
depreciation of investments	(118,865)	(260,813)	1,750	(19,694)
Increase (decrease) in net assets
from operations	(246,103)	(483,404)	(28,806)	91,592

Contract transactions
Net contract purchase payments	261,135	713,558	80,826	893,391
Transfer payments from (to) other
subaccounts or general account	409,510	448,911	11,950	309,482
Contract terminations, withdrawals,
and other deductions	(15,431)	(12,907)	(2,834)	(18,310)
Contract maintenance charges	(20,635)	(47,647)	(2,522)	(30,085)
Increase (decrease) in net assets
from contract transactions	634,579	1,101,915	87,420	1,154,478
Net increase (decrease) in net assets	388,476	618,511	58,614	1,246,070

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 388,476	$ 618,511	$ 58,614	$ 1,246,070

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals
	Subaccount	Subaccount	Subaccount	Subaccount
	2008(1)	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$ 4,026	$ (12,807)	$ 3,558	$ 52,942
Net realized capital gains (losses)
on investments	15,214	(930,863)	(259,649)	(1,483,769)
Net change in unrealized appreciation/
depreciation of investments	922,190	(528,822)	(164,079)	23,235
Increase (decrease) in net assets
from operations	941,430	(1,472,492)	(420,170)	(1,407,592)

Contract transactions
Net contract purchase payments	2,390,331	1,772,463	362,764	2,556,451
Transfer payments from (to) other
subaccounts or general account	1,024,157	557,061	669,688	1,260,436
Contract terminations, withdrawals,
and other deductions	(33,757)	(97,287)	(27,651)	(94,633)
Contract maintenance charges	(68,233)	(152,134)	(29,015)	(148,959)
Increase (decrease) in net assets
from contract transactions	3,312,498	2,080,103	975,786	3,573,295
Net increase (decrease) in net assets	4,253,928	607,611	555,616	2,165,703

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 4,253,928	$ 607,611	$ 555,616	$ 2,165,703

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	ProFund VP Telecommunications	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount
	2008(1)	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$ 3,507	$ 5	$ (5,113)	$ (5,035)
Net realized capital gains (losses)
on investments	(442,528)	(180,794)	176,581	160,273
Net change in unrealized appreciation/
depreciation of investments	7,234	(71,831)	(341,719)	(190,184)
Increase (decrease) in net assets
from operations	(431,787)	(252,620)	(170,251)	(34,946)

Contract transactions
Net contract purchase payments	1,047,254	553,298	1,695,128	1,894,065
Transfer payments from (to) other
subaccounts or general account	(123,103)	512,731	237,574	66,744
Contract terminations, withdrawals,
and other deductions	(23,722)	(9,381)	(18,993)	(24,509)
Contract maintenance charges	(20,137)	(20,327)	(56,671)	(63,671)
Increase (decrease) in net assets
from contract transactions	880,292	1,036,321	1,857,038	1,872,629
Net increase (decrease) in net assets	448,505	783,701	1,686,787	1,837,683

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 448,505	$ 783,701	$ 1,686,787	$ 1,837,683

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity VIP Contrafund®		Fidelity VIP Equity-Income
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ (25,177)	$ (39,462)	$ 133,992	$ 91,384
Net realized capital gains (losses)
on investments	100,686	7,340,283	(280,058)	1,858,082
Net change in unrealized appreciation/
depreciation of investments	(10,806,864)	(3,538,425)	(5,265,445)	(1,827,880)
Increase (decrease) in net assets
from operations	(10,731,355)	3,762,396	(5,411,511)	121,586

Contract transactions
Net contract purchase payments	627,111	1,527,899	180,539	241,396
Transfer payments from (to) other
subaccounts or general account	(169,369)	(838,156)	(200,504)	(544,832)
Contract terminations, withdrawals,
and other deductions	(1,218,067)	(1,196,685)	(602,552)	(743,061)
Contract maintenance charges	(1,321,952)	(1,359,119)	(762,656)	(863,987)
Increase (decrease) in net assets
from contract transactions	(2,082,277)	(1,866,061)	(1,385,173)	(1,910,484)
Net increase (decrease) in net assets	(12,813,632)	1,896,335	(6,796,684)	(1,788,898)

Net assets:
Beginning of the period	26,091,850	24,195,515	13,414,208	15,203,106
End of the period	$ 13,278,218	$ 26,091,850	$ 6,617,524	$ 13,414,208

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2008 and 2007, Except as Noted

	Fidelity VIP Growth Opportunities		Fidelity VIP Index 500
	Subaccount		Subaccount
	2008	2007	2008	2007
Operations
Net investment income (loss)	$ (34,484)	$ (44,754)	$ 97,409	$ 143,359
Net realized capital gains (losses)
on investments	274,183	390,535	15,323	210,055
Net change in unrealized appreciation/
depreciation of investments	(3,544,713)	535,763	(2,772,337)	(143,848)
Increase (decrease) in net assets
from operations	(3,305,014)	881,544	(2,659,605)	209,566

Contract transactions
Net contract purchase payments	-	1,318,595	1,752,153	1,978,623
Transfer payments from (to) other
subaccounts or general account	(631,938)	1,456,240	743,056	489,254
Contract terminations, withdrawals,
and other deductions	(280,053)	(239,908)	(143,275)	(311,258)
Contract maintenance charges	(384,366)	(352,921)	(635,184)	(577,399)
Increase (decrease) in net assets
from contract transactions	(1,296,357)	2,182,006	1,716,750	1,579,220
Net increase (decrease) in net assets	(4,601,371)	3,063,550	(942,855)	1,788,786

Net assets:
Beginning of the period	6,874,952	3,811,402	6,471,158	4,682,372
End of the period	$ 2,273,581	$ 6,874,952	$ 5,528,303	$ 6,471,158

See accompanying notes.

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

1.	Organization and Summary of Significant Accounting Policies

Organization

The WRL Series Life Account (the "Life Account") was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as ameneded. The Life Account encompasses the following tax-deferred variable life Contracts (the "Contracts") issued by WRL:

Class A:
WRL Freedom Builder
WRL Freedom Elite
WRL Freedom Equity Protector
WRL Freedom Wealth Protector
WRL Freedom Elite Builder
WRL Freedom Elite Advisor
Class B:
WRL Freedom Xcelerator
Class C:
WRL For Life
Class E:
WRL Freedom Elite Builder

The Life Account contains multiple investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the "Portfolio") of a fund. The Life Account contains sixty-six funds (collectively referred to as the "Series Funds"). Each is registered as an open-ended managment investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

Transamerica JPMorgan Core Bond VP	Transamerica T. Rowe Price Equity Income VP
Transamerica Asset Allocation - Conservative VP	Transamerica T. Rowe Price Small Cap VP
Transamerica Asset Allocation - Growth VP	Transamerica Templeton Global VP
Transamerica Asset Allocation - Moderate Growth VP	Transamerica Third Avenue Value VP
Transamerica Asset Allocation - Moderate VP	Transamerica Balanced VP
Transamerica International Moderate Growth VP	Transamerica Convertible Securities VP
Transamerica MFS International Equity VP	Transamerica Equity VP
Transamerica Capital Guardian US Equity VP	Transamerica Growth Opportunities VP
Transamerica Capital Guardian Value VP	Transamerica Money Market VP
Transamerica Clarion Global Real Estate Securities VP	Transamerica Small/MidCap Value VP
Transamerica Federated Market Opportunity VP	Transamerica U.S. Government Securities VP
Transamerica Science & Technology VP	Transamerica Value Balanced VP
Transamerica JPMorgan Mid Cap Value VP	Transamerica Van Kampen Mid-Cap Growth VP
Transamerica JPMorgan Enhanced Index VP	Transamerica Index 50 VP
Transamerica Marsico Growth VP	Transamerica Index 75 VP
Transamerica BlackRock Large Cap Value VP
Transamerica MFS High Yield VP
Transamerica Munder Net50 VP
Transamerica PIMCO Total Return VP
Transamerica Legg Mason Partners All Cap VP

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

1.	Organization and Summary of Significant Accounting Policies (continued)

Life Account classes A, B, C and E invest in AEGON Transamerica Series Trust initial class shares.
Variable Insurance Products Fund-Service Class 2:
Fidelity VIP Contrafund®
Fidelity VIP Equity-Income
Fidelity VIP Growth Opportunities
Fidelity VIP Index 500
Profunds
ProFund VP Bull
ProFund VP Money Market
ProFund VP NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap
Access VP High Yield
ProFund VP Europe 30
ProFund VP Oil & Gas
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Consumer Services
ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value
ProFund VP Falling US Dollar
ProFund VP Emerging Markets
ProFund VP International
ProFund VP Asia 30
ProFund VP Japan
ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus
ProFund VP Basic Materials
ProFund VP Financials
ProFund VP Precious Metals
ProFund VP Telecommunications
ProFund VP Mid-Cap
ProFund VP Short Emerging Markets
ProFund VP Short International

Each period reported on reflects a full twelve month period except as follows:
	Subaccount	Inception Date
	Transamerica Small/Mid Cap Value VP	May 1, 2004
	Fidelity VIP Index 500 Portfolio	May 1, 2004
	Transamerica International Moderate Growth VP	May 1, 2006
	ProFund VP Bull	June 12, 2006
	ProFund VP Money Market	June 12, 2006
	ProFund VP NASDAQ-100	June 12, 2006

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
ProFund VP Short Small-Cap	June 12, 2006
ProFund VP Small-Cap	June 12, 2006
Access VP High Yield	February 28, 2008
ProFund VP Europe 30	February 28, 2008
ProFund VP Oil & Gas	February 28, 2008
ProFund VP Ultra Small-Cap	February 28, 2008
ProFund VP Utilities	February 28, 2008
ProFund VP Consumer Services	February 28, 2008
ProFund VP Pharmaceuticals	February 28, 2008
ProFund VP Small-Cap Value	February 28, 2008
ProFund VP Falling US Dollar	February 28, 2008
ProFund VP Emerging Markets	February 28, 2008
ProFund VP International	February 28, 2008
ProFund VP Asia 30	February 28, 2008
ProFund VP Japan	February 28, 2008
ProFund VP Short NASDAQ-100	February 28, 2008
ProFund VP U.S. Government Plus	February 28, 2008
ProFund VP Basic Materials	February 28, 2008
ProFund VP Financials	February 28, 2008
ProFund VP Precious Metals	February 28, 2008
ProFund VP Telecommunications	February 28, 2008
ProFund VP Mid-Cap	February 28, 2008
ProFund VP Short Emerging Markets	February 28, 2008
ProFund VP Short International	February 28, 2008
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:
Portfolio	Formerly
Transamerica JPMorgan Core Bond VP	JPMorgan Core Bond
Transamerica Asset Allocation - Conservative VP	Asset Allocation - Conservative
Transamerica Asset Allocation - Growth VP	Asset Allocation - Growth
Transamerica Asset Allocation - Moderate Growth VP	Asset Allocation - Moderate Growth
Transamerica Asset Allocation - Moderate VP	Asset Allocation - Moderate
Transamerica International Moderate Growth VP	International Moderate Growth
Transamerica MFS International Equity VP	MFS International Equity
Transamerica Capital Guardian US Equity VP	Capital Guardian US Equity
Transamerica Capital Guardian Value VP	Capital Guardian Value
Transamerica Clarion Global Real Estate Securities VP	Clarion Global Real Estate Securities
Transamerica Federated Market Opportunity VP	Federated Market Opportunity
Transamerica Science & Technology VP	Transamerica Science & Technology
ProFund VP NASDAQ-100	June 12, 2006

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

1.	Organization and Summary of Significant Accounting Policies (continued)

	Portfolio	Formerly
	Transamerica JPMorgan Mid Cap Value VP	JPMorgan Mid Cap Value
	Transamerica JPMorgan Enhanced Index VP	JPMorgan Enhanced Index
	Transamerica Marsico Growth VP	Marsico Growth
	Transamerica BlackRock Large Cap Value VP	BlackRock Large Cap Value
	Transamerica MFS High Yield VP	MFS High Yield
	Transamerica Munder Net50 VP	Munder Net50
	Transamerica PIMCO Total Return VP	PIMCO Total Return
	Transamerica Legg Mason Partners All Cap VP	Legg Mason Partners All Cap
	Transamerica T. Rowe Price Equity Income VP	T. Rowe Price Equity Income
	Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Small Cap
	Transamerica Templeton Global VP	Templeton Transamerica Global
	Transamerica Third Avenue Value VP	Third Avenue Value
	Transamerica Balanced VP	Transamerica Balanced
	Transamerica Convertible Securities VP	Transamerica Convertible Securities
	Transamerica Equity VP	Transamerica Equity
	Transamerica Growth Opportunities VP	Transamerica Growth Opportunities
	Transamerica Money Market VP	Transamerica Money Market
	Transamerica Small/MidCap Value VP	Transamerica Small/MidCap Value
	Transamerica U.S. Government Securities VP	Transamerica U.S. Government Securities
	Transamerica Value Balanced VP	Transamerica Value Balanced
	Transamerica Van Kampen Mid-Cap Growth VP	Van Kampen Mid-Cap Growth

Investments

Net purchase payments received by the Life Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2008.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the life account are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Life Account adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Life Account's Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

2.	Investments

	The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

		Purchases	Sales
	AEGON/Transamerica Series Fund, Inc.:
	Transamerica JPMorgan Core Bond VP	$ 18,451,701	$ 15,053,994
	Transamerica Asset Allocation - Conservative VP	28,561,368	7,832,432
	Transamerica Asset Allocation - Growth VP	82,739,115	36,692,967
	Transamerica Asset Allocation - Moderate Growth VP	66,577,461	39,080,660
	Transamerica Asset Allocation - Moderate VP	28,164,835	16,414,335
	Transamerica International Moderate Growth VP	5,562,000	2,278,281
	Transamerica MFS International Equity VP	8,492,810	10,682,207
	Transamerica Capital Guardian US Equity VP	1,017,959	193,965
	Transamerica Capital Guardian Value VP	863,322	705,942
	Transamerica Clarion Global Real Estate Securities VP	20,799,791	16,494,924
	Transamerica Federated Market Opportunity VP	11,977,813	17,054,737
	Transamerica Science & Technology VP	3,731,164	6,843,534
	Transamerica JPMorgan Mid Cap Value VP	1,520,635	2,972,896
	Transamerica JPMorgan Enhanced Index VP	744,173	670,168
	Transamerica Marsico Growth VP	3,733,347	5,194,429
	Transamerica BlackRock Large Cap Value VP	8,876,939	10,477,487
	Transamerica MFS High Yield VP	905,012	866,755
	Transamerica Munder Net50 VP	5,509,172	5,155,258
	Transamerica PIMCO Total Return VP	14,783,631	7,967,551
	Transamerica Legg Mason Partners All Cap VP	6,624,956	6,195,433
	Transamerica T. Rowe Price Equity Income VP	9,511,050	5,166,546
	Transamerica T. Rowe Price Small Cap VP	7,318,761	4,020,362
	Transamerica Templeton Global VP	6,410,047	27,950,543
	Transamerica Third Avenue Value VP	36,539,858	19,897,720
	Transamerica Balanced VP	1,623,549	2,126,451
	Transamerica Convertible Securities VP	4,092,779	3,014,777
	Transamerica Equity VP	38,490,247	85,567,265
	Transamerica Growth Opportunities VP	18,283,546	10,105,206
	Transamerica Money Market VP	73,970,157	27,780,301
	Transamerica Small/MidCap Value VP	9,944,591	4,760,107
	Transamerica U.S. Government Securities VP	22,551,407	3,431,195

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

2.	Investments (continued)
		Purchases	Sales
	Transamerica Value Balanced VP	$ 16,769,348	$ 18,318,996
	Transamerica Van Kampen Mid-Cap Growth VP	8,950,751	32,802,586
	Transamerica Index 50 VP	150,264	44,475
	Transamerica Index 75 VP	185,836	14,391
	Profunds
	ProFund VP Bull	15,647,971	15,509,697
	ProFund VP Money Market	142,547,394	134,329,909
	ProFund VP NASDAQ-100	11,470,713	20,947,987
	ProFund VP Short Small-Cap	67,046,842	64,144,721
	ProFund VP Small-Cap	26,264,708	26,243,313
	Access VP High Yield	31,250,246	20,509,044
	ProFund VP Europe 30	1,005,803	648,352
	ProFund VP Oil & Gas	14,272,822	10,384,514
	ProFund VP UltraSmall-Cap	52,896,116	52,456,235
	ProFund VP Utilities	4,833,249	4,228,062
	ProFund VP Consumer Services	280,949	128,003
	ProFund VP Pharmaceuticals	977,496	469,446
	ProFund VP Small-Cap Value	695,157	443,509
	ProFund VP Falling US Dollar	25,771,246	24,152,958
	ProFund VP Emerging Markets	9,231,389	7,568,475
	ProFund VP International	1,510,124	873,765
	ProFund VP Asia 30	2,437,298	1,235,839
	ProFund VP Japan	973,610	876,036
	ProFund VP Short NASDAQ-100	4,506,516	3,344,142
	ProFund VP U.S. Government Plus	4,119,355	803,074
	ProFund VP Basic Materials	12,301,300	10,234,101
	ProFund VP Financials	2,439,751	1,460,422
	ProFund VP Precious Metals	12,098,165	8,326,888
	ProFund VP Telecommunications	4,360,880	3,442,112
	ProFund VP Mid-Cap	1,916,033	879,717
	ProFund VP Short Emerging Markets	6,218,213	4,366,414
	ProFund VP Short International	3,254,913	1,387,357
	Variable Insurance Products Fund (VIP) - Service Class 2:
	Fidelity VIP Contrafund®	2,749,667	4,240,094
	Fidelity VIP Equity-Income	511,243	1,751,215
	Fidelity VIP Growth Opportunities	832,987	2,174,301
	Fidelity VIP Index 500	3,139,716	1,265,931

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding	HB	IF	II	IH	IG
	652	680	683	682	681
A summary of changes in equivalent accumulation units outstanding follows:	TB	UF	UI	UH	UG
	FB	FU	FX	FW	FV
	B7	R7	U7	T7	S7
	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Moderate VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	1,495,262	1,859,642	17,905,414	20,972,352	6,462,891
Units purchased	1,581,519	1,997,160	16,000,668	16,353,405	5,135,777
Units redeemed and
transferred	(1,574,246)	(1,834,556)	(13,110,457)	(14,231,998)	(4,694,883)
Units outstanding at
December 31, 2007	1,502,535	2,022,246	20,795,625	23,093,759	6,903,785
Units purchased	1,080,006	2,954,569	7,473,574	7,427,728	3,036,142
Units redeemed and
transferred	(1,010,534)	(1,611,871)	(8,285,822)	(8,573,968)	(3,183,429)
Units outstanding at
December 31, 2008	1,572,007	3,364,944	19,983,377	21,947,519	6,756,498

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	JT	HM	JC	IS	HP
	752	631	0	0	628
A summary of changes in equivalent accumulation units outstanding follows:	VT	X0	V8	US	TP
	GT	V0	V9	GD	FM
	X4	H7	X3	X2	J7
	Transamerica International Moderate Growth VP	Transamerica MFS International Equity VP	Transamerica Capital Guardian US Equity VP	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	199,220	4,545,134	125,341	329,825	3,092,917
Units purchased	1,039,286	5,493,346	19,152	113,866	3,418,883
Units redeemed and
transferred	(459,277)	(5,518,137)	(21,720)	(170,503)	(3,870,973)
Units outstanding at
December 31, 2007	779,229	4,520,343	122,773	273,188	2,640,827
Units purchased	907,217	956,094	66,189	72,844	691,468
Units redeemed and
transferred	(631,489)	(1,675,367)	(27,388)	(94,373)	(1,211,903)
Units outstanding at
December 31, 2008	1,054,957	3,801,070	161,574	251,659	2,120,392

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	HI	HZ	HW	IY	HQ
	643	622	616	0	610
A summary of changes in equivalent accumulation units outstanding follows:	TI	TZ	TW	UY	TQ
	FI	FT	0	GG	FN
	E7	Q7	0	X5	K7
	Transamerica Federated Market Opportunity VP	Transamerica Science & Technology VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica Marsico Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	3,472,419	2,515,412	1,072,445	124,431	1,422,393
Units purchased	2,919,178	707,767	715,248	92,694	1,529,607
Units redeemed and
transferred	(3,366,281)	994,358	(934,513)	(54,466)	(1,284,441)
Units outstanding at
December 31, 2007	3,025,316	4,217,537	853,180	162,659	1,667,559
Units purchased	1,236,394	1,904,366	17,068	52,678	650,810
Units redeemed and
transferred	(1,485,000)	(2,862,582)	(207,619)	(71,484)	(863,890)
Units outstanding at
December 31, 2008	2,776,710	3,259,321	662,629	143,853	1,454,479

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	HL	JA	HR	IJ	HU
	635	0	611	684	614
A summary of changes in equivalent accumulation units outstanding follows:	TL	VA	TR	UJ	TU
	FK	GH	FO	FY	FR
	G7	X1	L7	V7	O7
	Transamerica BlackRock Large Cap Value VP	Transamerica MFS High Yield VP	Transamerica Munder Net50 VP	Transamerica PIMCO Total Return VP	Transamerica Legg Mason Partners All Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	2,711,207	176,750	1,235,153	912,999	2,868,843
Units purchased	2,743,268	414,513	1,755,350	2,083,958	2,280,925
Units redeemed and
transferred	(2,923,739)	(489,155)	(1,629,742)	(1,936,591)	(2,492,784)
Units outstanding at
December 31, 2007	2,530,736	102,108	1,360,761	1,060,366	2,656,984
Units purchased	517,030	81,001	658,664	1,760,367	521,193
Units redeemed and
transferred	(867,699)	(88,419)	(937,320)	(1,318,922)	(874,926)
Units outstanding at
December 31, 2008	2,180,067	94,690	1,082,105	1,501,811	2,303,251

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	HS	HT	HD	HO	IK
	612	613	648	629	685
A summary of changes in equivalent accumulation units outstanding follows:	TS	TT	TD	TO	UK
	FP	FQ	GJ	FL	FZ
	M7	N7	C7	I7	W7
	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Templeton Global VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	2,174,963	1,776,439	9,611,118	4,620,302	379,220
Units purchased	2,503,795	1,722,378	10,411,900	4,357,428	450,269
Units redeemed and
transferred	(2,496,356)	(1,771,218)	(10,828,543)	(4,695,968)	(389,374)
Units outstanding at
December 31, 2007	2,182,402	1,727,599	9,194,475	4,281,762	440,115
Units purchased	537,474	631,660	1,520,193	1,007,585	175,355
Units redeemed and
transferred	(817,988)	(716,090)	(2,443,319)	(1,610,565)	(252,751)
Units outstanding at
December 31, 2008	1,901,888	1,643,169	8,271,349	3,678,782	362,719

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	IL	IM	IO	HA	IT
	686	687	688	651	0
A summary of changes in equivalent accumulation units outstanding follows:	UL	UM	UO	TA	UT
	GA	GB	GC	FA	GE
	X7	Y7	Z7	A7	Y1
	Transamerica Convertible Securities VP	Transamerica Equity VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	203,694	60,255,025	4,058,333	2,564,345	741,989
Units purchased	336,239	58,374,762	4,086,336	6,468,906	940,173
Units redeemed and
transferred	(260,256)	(63,646,865)	(4,107,033)	(5,999,335)	(405,274)
Units outstanding at
December 31, 2007	279,677	54,982,922	4,037,636	3,033,916	1,276,888
Units purchased	287,731	8,468,270	1,009,736	6,147,354	919,671
Units redeemed and
transferred	(301,244)	(13,615,876)	(1,534,409)	(3,670,108)	(794,972)
Units outstanding at
December 31, 2008	266,164	49,835,316	3,512,963	5,511,162	1,401,587

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	IU	HJ	HF	Y3	Z1
	0	642	646	0	0
A summary of changes in equivalent accumulation units outstanding follows:	UU	TJ	TF	Y4	Z2
	GF	FJ	GK	Y9	Z5
	Y2	F7	D7	U8	U9
	Transamerica U.S. Government Securities VP	Transamerica Value Balanced VP	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2007	58,559	6,324,588	7,997,423	-	-
Units purchased	136,808	5,859,252	8,281,549	-	-
Units redeemed and
transferred	(78,039)	(6,339,822)	(8,630,693)	-	-
Units outstanding at
December 31, 2007	117,328	5,844,018	7,648,279	-	-
Units purchased	2,096,907	746,715	1,321,795	20,884	21,215
Units redeemed and
transferred	(518,698)	(1,487,945)	(2,068,491)	(7,806)	(1,950)
Units outstanding at
December 31, 2008	1,695,537	5,102,788	6,901,583	13,078	19,265

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	JU	JY	JV	JX	JW
	773	777	774	776	775
A summary of changes in equivalent accumulation units outstanding follows:	VU	VY	VV	VX	VW
	GU	GY	GL	GX	GW
	V6	Z6	W6	Y6	X6
	ProFund VP Bull	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	736,714	144,185	80,871	18,450	303,258
Units purchased	3,735,673	10,320,616	3,444,853	10,462,230	7,653,547
Units redeemed and
transferred	(4,372,638)	(7,933,653)	(2,569,679)	(10,326,065)	(7,796,442)
Units outstanding at
December 31, 2007	99,749	2,531,148	956,045	154,615	160,363
Units purchased	1,680,604	17,657,831	1,435,455	8,068,591	4,124,862
Units redeemed and
transferred	(1,661,415)	(16,872,833)	(2,188,397)	(7,812,213)	(4,085,247)
Units outstanding at
December 31, 2008	118,938	3,316,146	203,103	410,993	199,978

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	A1	B1	C1	D1	E1
	0	0	0	0	0
A summary of changes in equivalent accumulation units outstanding follows:	A2	B2	C2	D2	E2
	A5	B5	C5	D5	E5
	W1	A6	B6	C6	D6
	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2007	-	-	-	-	-
Units purchased	-	-	-	-	-
Units redeemed and
transferred	-	-	-	-	-
Units outstanding at
December 31, 2007	-	-	-	-	-
Units purchased	3,336,212	124,323	1,687,256	7,335,651	517,263
Units redeemed and
transferred	(2,312,093)	(87,764)	(1,399,682)	(7,228,035)	(456,256)
Units outstanding at
December 31, 2008	1,024,119	36,559	287,574	107,616	61,007

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	F1	G1	H1	I1	J1
	0	0	0	0	0
A summary of changes in equivalent accumulation units outstanding follows:	F2	G2	H2	I2	J2
	F5	G5	H5	I5	J5
	E6	F6	G6	H6	I6
	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling US Dollar	ProFund VP Emerging Markets
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2007	-	-	-	-	-
Units purchased	-	-	-	-	-
Units redeemed and
transferred	-	-	-	-	-
Units outstanding at
December 31, 2007	-	-	-	-	-
Units purchased	38,037	121,806	89,030	2,755,007	1,210,714
Units redeemed and
transferred	(18,200)	(70,199)	(67,570)	(2,671,349)	(1,066,027)
Units outstanding at
December 31, 2008	19,837	51,607	21,460	83,658	144,687

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	K1	L1	M1	N1	O1
	0	0	0	0	0
A summary of changes in equivalent accumulation units outstanding follows:	K2	L2	M2	N2	O2
	K5	L5	M5	N5	O5
	J6	K6	L6	M6	N6
	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2007	-	-	-	-	-
Units purchased	-	-	-	-	-
Units redeemed and
transferred	-	-	-	-	-
Units outstanding at
December 31, 2007	-	-	-	-	-
Units purchased	191,549	376,084	111,246	537,935	459,410
Units redeemed and
transferred	(126,783)	(263,970)	(102,224)	(439,666)	(175,872)
Units outstanding at
December 31, 2008	64,766	112,114	9,022	98,269	283,538

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	P1	Q1	R1	S1	T1
	0	0	0	0	0
A summary of changes in equivalent accumulation units outstanding follows:	P2	Q2	R2	S2	T2
	P5	Q5	R5	S5	T5
	O6	P6	Q6	R6	S6
	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2007	-	-	-	-	-
Units purchased	-	-	-	-	-
Units redeemed and
transferred	-	-	-	-	-
Units outstanding at
December 31, 2007	-	-	-	-	-
Units purchased	1,426,984	375,194	1,737,640	440,032	264,057
Units redeemed and
transferred	(1,297,432)	(270,608)	(1,372,609)	(381,977)	(142,760)
Units outstanding at
December 31, 2008	129,552	104,586	365,031	58,055	121,297

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	U1	V1	XB	XC	XA
	0	0	624	625	623
A summary of changes in equivalent accumulation units outstanding follows:	U2	V2	0	0	0
	U5	V5	0	0	0
	T6	U6	0	0	0
	ProFund VP Short Emerging Markets	ProFund VP Short International	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2007	-	-	1,791,909	1,015,129	446,408
Units purchased	-	-	1,550,611	940,672	819,592
Units redeemed and
transferred	-	-	(1,680,296)	(1,063,370)	(604,918)
Units outstanding at
December 31, 2007	-	-	1,662,224	892,431	661,082
Units purchased	618,850	347,501	448,312	147,356	242,767
Units redeemed and
transferred	(490,438)	(203,829)	(621,148)	(262,986)	(412,133)
Units outstanding at
December 31, 2008	128,412	143,672	1,489,388	776,801	491,716

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

3. Accumulation Units Outstanding (continued)	JP
0
A summary of changes in equivalent accumulation units outstanding follows:	VP
GI
W2
Fidelity VIP Index 500
Subaccount
Units outstanding at
January 1, 2007	344,135
Units purchased	277,005
Units redeemed and
transferred	(163,383)
Units outstanding at
December 31, 2007	457,757
Units purchased	395,902
Units redeemed and
transferred	(221,662)
Units outstanding at
December 31, 2008	631,997

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Transamerica JPMorgan Core Bond VP
	12/31/2008	1,572,007	$11.37	to	$10.27	$ 50,786,352	4.47%	0.00%	to	1.50%	5.58%	to	2.72%
	12/31/2007	1,502,535	10.77	to	33.47	47,127,749	5.18	0.00	to	0.90	6.94	to	5.98
	12/31/2006	1,495,262	10.07	to	31.58	45,300,971	5.23	0.00	to	0.90	0.69	to	2.99
	12/31/2005	1,616,926	10.64	to	30.66	48,334,703	5.24	0.75	to	0.90	1.53	to	1.39
	12/31/2004	1,703,657	10.48	to	30.24	51,050,290	6.75	0.75	to	0.90	3.75	to	3.59
Transamerica Asset Allocation - Conservative VP
	12/31/2008	3,364,944	8.56	to	8.22	37,299,335	3.14	0.00	to	1.50	(21.18)	to	(17.75)
	12/31/2007	2,022,246	10.86	to	14.27	28,741,879	3.22	0.00	to	0.90	6.38	to	5.43
	12/31/2006	1,859,642	10.21	to	13.53	25,092,450	3.28	0.00	to	0.90	2.12	to	8.47
	12/31/2005	1,894,040	11.81	to	12.48	23,572,436	2.78	0.75	to	0.90	4.40	to	4.25
	12/31/2004	1,545,736	11.31	to	11.97	18,488,088	0.34	0.75	to	0.90	8.89	to	8.73
Transamerica Asset Allocation - Growth VP
	12/31/2008	19,983,377	6.79	to	6.88	194,363,564	2.92	0.00	to	1.50	(39.63)	to	(31.18)
	12/31/2007	20,795,625	11.25	to	16.22	337,873,349	2.30	0.00	to	0.90	7.76	to	6.79
	12/31/2006	17,905,414	10.44	to	15.19	272,418,228	0.96	0.00	to	0.90	4.36	to	14.59
	12/31/2005	13,233,464	13.36	to	13.25	175,590,028	0.49	0.75	to	0.90	11.40	to	11.24
	12/31/2004	9,183,811	11.99	to	11.91	109,457,913	0.09	0.75	to	0.90	13.33	to	13.16
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2008	21,947,519	7.51	to	7.45	229,931,170	3.02	0.00	to	1.50	(32.76)	to	(25.47)
	12/31/2007	23,093,759	11.16	to	15.77	363,338,011	2.40	0.00	to	0.90	7.81	to	6.84
	12/31/2006	20,972,352	10.35	to	14.76	308,893,207	1.64	0.00	to	0.90	3.55	to	12.82
	12/31/2005	16,902,523	12.91	to	13.08	220,729,099	1.18	0.75	to	0.90	9.09	to	8.93
	12/31/2004	11,678,509	11.84	to	12.01	140,127,540	0.20	0.75	to	0.90	12.69	to	12.53

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Transamerica Asset Allocation - Moderate VP
	12/31/2008	6,756,498	8.23	to	7.93	74,201,260	3.46	0.00	to	1.50	(25.96)	to	(20.67)
	12/31/2007	6,903,785	11.12	to	15.06	103,347,293	3.01	0.00	to	0.90	7.96	to	6.99
	12/31/2006	6,462,891	10.30	to	14.08	90,505,789	2.68	0.00	to	0.90	3.01	to	10.49
	12/31/2005	5,643,157	12.30	to	12.74	71,608,709	1.89	0.75	to	0.90	6.64	to	6.49
	12/31/2004	4,444,247	11.54	to	11.96	53,053,473	0.27	0.75	to	0.90	10.56	to	10.40
Transamerica International Moderate Growth VP
	12/31/2008	1,054,957	7.29	to	7.04	7,472,170	2.39	0.00	to	1.50	(36.12)	to	(29.63)
	12/31/2007	779,229	11.42	to	11.17	8,709,877	1.27	0.00	to	0.90	8.69	to	7.72
	12/31/2006 (1)	199,220	10.50	to	10.37	2,065,761	-	0.00	to	0.90	5.04	to	3.67
Transamerica MFS International Equity VP
	12/31/2008	3,801,070	6.52	to	7.13	37,280,087	5.17	0.00	to	1.50	(34.78)	to	(28.70)
	12/31/2007	4,520,343	15.30	to	15.30	69,174,582	0.96	0.90	to	0.90	8.17	to	8.17
	12/31/2006	4,545,134	14.15	to	14.15	64,298,334	1.45	0.90	to	0.90	21.97	to	21.97
	12/31/2005	3,355,533	11.60	to	11.60	38,917,877	0.78	0.90	to	0.90	11.86	to	11.86
	12/31/2004	3,118,682	10.37	to	10.37	32,335,564	-	0.90	to	0.90	13.32	to	13.32
Transamerica Capital Guardian US Equity VP
	12/31/2008	161,574	6.17	to	6.98	1,281,713	2.72	0.00	to	1.50	(38.30)	to	(30.22)
	12/31/2007	122,773	13.46	to	13.46	1,652,054	0.72	0.90	to	0.90	(1.05)	to	(1.05)
	12/31/2006	125,341	13.60	to	13.60	1,704,480	0.54	0.90	to	0.90	9.13	to	9.13
	12/31/2005	123,344	12.46	to	12.46	1,537,037	0.56	0.90	to	0.90	5.36	to	5.36
	12/31/2004	117,501	11.83	to	11.83	1,389,717	0.29	0.90	to	0.90	8.79	to	8.79
Transamerica Capital Guardian Value VP
	12/31/2008	251,659	$5.83	to	$7.49	$ 2,109,260	6.94%	0.00%	to	1.50%	(39.52)%	to	(25.15)%
	12/31/2007	273,188	9.64	to	13.97	3,833,240	1.05	0.00	to	0.90	(6.28)	to	(7.12)
	12/31/2006	329,825	10.29	to	15.04	4,985,463	1.36	0.00	to	0.90	2.86	to	15.46
	12/31/2005	221,066	13.38	to	13.03	2,885,186	0.99	0.75	to	0.90	6.91	to	6.75
	12/31/2004	185,493	12.52	to	12.20	2,265,839	1.07	0.75	to	0.90	15.83	to	15.66

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Transamerica Clarion Global Real Estate Securities VP
	12/31/2008	2,120,392	5.80	to	6.64	35,802,121	6.51	0.00	to	1.50	(42.38)	to	(33.61)
	12/31/2007	2,640,827	10.07	to	30.40	78,152,720	6.51	0.00	to	0.90	(6.70)	to	(7.54)
	12/31/2006	3,092,917	10.80	to	32.88	99,559,341	1.41	0.00	to	0.90	7.96	to	41.01
	12/31/2005	2,346,482	16.20	to	23.32	54,171,885	1.67	0.75	to	0.90	12.63	to	12.46
	12/31/2004	2,253,014	14.38	to	20.74	46,575,701	2.15	0.75	to	0.90	31.87	to	31.67
Transamerica Federated Market Opportunity VP
	12/31/2008	2,776,710	9.63	to	8.98	76,620,436	4.63	0.00	to	1.50	(4.53)	to	(10.19)
	12/31/2007	3,025,316	10.09	to	32.50	90,239,892	3.71	0.00	to	0.90	(0.48)	to	(1.37)
	12/31/2006	3,472,419	10.14	to	32.96	107,177,707	1.66	0.00	to	0.90	1.38	to	1.84
	12/31/2005	3,758,586	12.15	to	32.36	116,589,152	2.27	0.75	to	0.90	4.18	to	4.03
	12/31/2004	3,738,868	11.67	to	31.11	115,142,865	2.74	0.75	to	0.90	8.39	to	8.23
Transamerica Science & Technology VP
	12/31/2008	3,259,321	7.03	to	6.39	9,450,617	-	0.00	to	1.50	(48.59)	to	(36.07)
	12/31/2007	4,217,537	13.68	to	5.48	23,965,610	-	0.00	to	0.90	32.75	to	31.56
	12/31/2006	2,515,412	10.31	to	4.17	10,615,667	-	0.00	to	0.90	3.07	to	0.11
	12/31/2005	2,830,782	11.25	to	4.16	11,885,836	0.42	0.75	to	0.90	1.30	to	1.15
	12/31/2004	3,284,550	11.10	to	4.11	13,578,433	-	0.75	to	0.90	7.25	to	7.10
Transamerica JPMorgan Mid Cap Value VP
	12/31/2008	662,629	9.87	to	11.78	7,801,733	1.39	0.75	to	0.90	(33.38)	to	(33.48)
	12/31/2007	853,180	14.82	to	17.71	15,098,211	0.97	0.75	to	0.90	2.06	to	1.91
	12/31/2006	1,072,445	14.52	to	17.38	18,616,424	0.80	0.75	to	0.90	16.37	to	16.20
	12/31/2005	1,489,231	12.48	to	14.96	22,237,578	0.22	0.75	to	0.90	8.34	to	8.18
	12/31/2004	1,335,977	11.52	to	13.83	18,459,737	0.04	0.75	to	0.90	0.00	to	13.56
Transamerica JPMorgan Enhanced Index VP
	12/31/2008	143,853	6.78	to	7.24	1,244,001	5.56	0.00	to	1.50	(37.35)	to	(27.64)
	12/31/2007	162,659	10.82	to	13.85	2,265,492	1.28	0.00	to	0.90	4.54	to	3.60
	12/31/2006	124,431	10.35	to	13.37	1,668,793	1.10	0.00	to	0.90	3.48	to	14.29
	12/31/2005	109,037	12.08	to	11.70	1,278,225	1.31	0.75	to	0.90	2.69	to	2.54
	12/31/2004	102,732	11.76	to	11.41	1,174,754	0.79	0.75	to	0.90	10.19	to	10.03

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Transamerica Marsico Growth VP
	12/31/2008	1,454,479	7.39	to	6.90	10,355,911	0.79	0.00	to	1.50	(40.95)	to	(31.00)
	12/31/2007	1,667,559	12.51	to	12.01	20,285,822	0.03	0.00	to	0.90	20.40	to	19.32
	12/31/2006	1,422,393	10.39	to	10.06	14,438,447	0.13	0.00	to	0.90	3.92	to	4.42
	12/31/2005	1,584,536	12.12	to	9.64	15,338,318	0.08	0.75	to	0.90	7.77	to	7.62
	12/31/2004	1,568,428	11.25	to	8.95	14,072,469	-	0.75	to	0.90	11.41	to	11.25
Transamerica BlackRock Large Cap Value VP
	12/31/2008	2,180,067	7.16	to	7.47	38,809,530	0.93	0.00	to	1.50	(33.89)	to	(25.29)
	12/31/2007	2,530,736	10.83	to	27.70	68,941,852	0.95	0.00	to	0.90	4.64	to	3.70
	12/31/2006	2,711,207	10.35	to	26.71	71,712,502	0.50	0.00	to	0.90	3.48	to	15.88
	12/31/2005	2,618,758	14.75	to	23.05	60,038,994	0.68	0.75	to	0.90	15.08	to	14.91
	12/31/2004	2,164,254	12.82	to	20.06	43,388,925	1.03	0.75	to	0.90	17.45	to	17.28
Transamerica MFS High Yield VP
	12/31/2008	94,690	$7.84	to	$7.58	$ 918,817	10.45%	0.00%	to	1.50%	(25.20)%	to	(24.19)%
	12/31/2007	102,108	10.48	to	13.28	1,336,203	5.62	0.00	to	0.90	1.85	to	0.94
	12/31/2006	176,750	10.29	to	13.16	2,297,300	11.44	0.00	to	0.90	2.93	to	9.96
	12/31/2005	120,203	11.38	to	11.97	1,430,539	6.75	0.75	to	0.90	1.05	to	0.91
	12/31/2004	30,333	11.26	to	11.86	357,424	4.56	0.75	to	0.90	8.95	to	8.81
Transamerica Munder Net50 VP
	12/31/2008	1,082,105	6.99	to	6.60	6,965,903	4.10	0.00	to	1.50	(43.53)	to	(34.04)
	12/31/2007	1,360,761	12.38	to	11.32	15,594,700	-	0.00	to	0.90	17.04	to	15.99
	12/31/2006	1,235,153	10.57	to	9.76	12,172,185	-	0.00	to	0.90	5.74	to	(0.89)
	12/31/2005	1,441,506	12.44	to	9.85	14,266,078	-	0.75	to	0.90	7.26	to	7.10
	12/31/2004	1,655,749	11.60	to	9.19	15,258,930	-	0.75	to	0.90	14.47	to	14.31
Transamerica PIMCO Total Return VP
	12/31/2008	1,501,811	10.64	to	9.72	18,475,521	6.05	0.00	to	1.50	(2.79)	to	(2.76)
	12/31/2007	1,060,366	10.94	to	12.85	13,571,965	2.52	0.00	to	0.90	8.95	to	7.97
	12/31/2006	912,999	10.05	to	11.91	10,849,149	3.78	0.00	to	0.90	0.46	to	3.28
	12/31/2005	1,100,536	10.68	to	11.53	12,666,656	1.95	0.75	to	0.90	1.57	to	1.42
	12/31/2004	905,243	10.51	to	11.37	10,272,817	1.54	0.75	to	0.90	3.71	to	3.56

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Transamerica Legg Mason Partners All Cap VP
	12/31/2008	2,303,251	6.74	to	7.19	24,086,757	2.08	0.00	to	1.50	(36.36)	to	(28.08)
	12/31/2007	2,656,984	10.59	to	16.66	44,097,690	1.32	0.00	to	0.90	1.04	to	0.13
	12/31/2006	2,868,843	10.48	to	16.63	47,616,609	1.00	0.00	to	0.90	4.84	to	17.50
	12/31/2005	3,199,406	11.90	to	14.16	45,229,482	0.60	0.75	to	0.90	3.30	to	3.15
	12/31/2004	3,632,195	11.52	to	13.72	49,799,331	0.23	0.75	to	0.90	8.32	to	8.16
Transamerica T. Rowe Price Equity Income VP
	12/31/2008	1,901,888	6.88	to	7.46	16,505,234	3.56	0.00	to	1.50	(35.97)	to	(25.37)
	12/31/2007	2,182,402	10.74	to	13.59	29,803,993	2.18	0.00	to	0.90	3.32	to	2.39
	12/31/2006	2,174,963	10.40	to	13.27	28,963,302	1.62	0.00	to	0.90	4.00	to	17.90
	12/31/2005	1,821,470	12.64	to	11.25	20,551,891	1.44	0.75	to	0.90	3.33	to	3.18
	12/31/2004	1,494,674	12.23	to	10.91	16,318,345	0.85	0.75	to	0.90	13.95	to	13.79
Transamerica T. Rowe Price Small Cap VP
	12/31/2008	1,643,169	7.10	to	6.82	13,944,419	1.72	0.00	to	1.50	(36.25)	to	(31.81)
	12/31/2007	1,727,599	11.14	to	13.39	23,180,179	-	0.00	to	0.90	9.61	to	8.63
	12/31/2006	1,776,439	10.17	to	12.33	21,921,541	-	0.00	to	0.90	1.67	to	2.67
	12/31/2005	2,719,220	12.42	to	12.01	32,674,271	-	0.75	to	0.90	9.79	to	9.63
	12/31/2004	2,141,030	11.31	to	10.95	23,455,627	-	0.75	to	0.90	9.54	to	9.38
Transamerica Templeton Global VP
	12/31/2008	8,271,349	6.76	to	6.63	153,798,351	1.91	0.00	to	1.50	(43.67)	to	(33.70)
	12/31/2007	9,194,475	12.01	to	33.70	306,677,582	1.54	0.00	to	0.90	15.25	to	14.21
	12/31/2006	9,611,118	10.42	to	29.51	282,192,209	1.27	0.00	to	0.90	4.21	to	17.73
	12/31/2005	10,257,628	12.31	to	25.07	256,622,724	1.05	0.75	to	0.90	6.67	to	6.51
	12/31/2004	11,153,731	11.54	to	23.53	262,308,294	-	0.75	to	0.90	8.25	to	8.09
Transamerica Third Avenue Value VP
	12/31/2008	3,678,782	6.19	to	6.65	61,758,740	5.00	0.00	to	1.50	(41.15)	to	(33.52)
	12/31/2007	4,281,762	10.52	to	29.87	123,946,756	3.90	0.00	to	0.90	1.20	to	0.29
	12/31/2006	4,620,302	10.40	to	29.78	134,550,407	0.80	0.00	to	0.90	3.99	to	15.04
	12/31/2005	4,469,405	15.33	to	25.89	114,190,150	0.55	0.75	to	0.90	17.92	to	17.75
	12/31/2004	3,748,044	13.00	to	21.99	82,119,637	0.66	0.75	to	0.90	23.87	to	23.69

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights (continued)
			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Transamerica Balanced VP
	12/31/2008	362,719	$7.81	to	$7.54	$ 3,708,306	1.79%	0.00%	to	1.50%	(32.40)%	to	(24.65)%
	12/31/2007	440,115	11.55	to	15.28	6,717,223	1.12	0.00	to	0.90	13.61	to	12.59
	12/31/2006	379,220	10.17	to	13.58	5,142,053	1.00	0.00	to	0.90	1.66	to	8.15
	12/31/2005	328,735	12.26	to	12.55	4,123,912	1.37	0.75	to	0.90	7.16	to	7.00
	12/31/2004	320,575	11.44	to	11.73	3,758,867	1.23	0.75	to	0.90	10.32	to	10.16
Transamerica Convertible Securities VP
	12/31/2008	266,164	7.69	to	6.90	2,793,827	5.78	0.00	to	1.50	(36.87)	to	(30.98)
	12/31/2007	279,677	12.19	to	16.94	4,705,341	1.85	0.00	to	0.90	18.63	to	17.57
	12/31/2006	203,694	10.27	to	14.41	2,910,028	1.55	0.00	to	0.90	2.74	to	9.91
	12/31/2005	194,922	11.90	to	13.11	2,542,542	2.24	0.75	to	0.90	3.11	to	2.96
	12/31/2004	211,280	11.54	to	12.74	2,668,990	1.92	0.75	to	0.90	12.33	to	12.17
Transamerica Equity VP
	12/31/2008	49,835,316	6.39	to	6.47	486,736,537	0.23	0.00	to	1.50	(46.00)	to	(35.27)
	12/31/2007	54,982,922	11.84	to	18.26	1,003,665,346	0.02	0.00	to	0.90	16.29	to	15.24
	12/31/2006	60,255,025	10.18	to	15.85	954,551,153	-	0.00	to	0.90	1.84	to	7.75
	12/31/2005	19,781,930	13.94	to	14.71	290,823,547	0.36	0.75	to	0.90	15.67	to	15.50
	12/31/2004	20,350,784	12.05	to	12.73	259,098,023	-	0.75	to	0.90	14.94	to	14.77
Transamerica Growth Opportunities VP
	12/31/2008	3,512,963	7.46	to	7.04	35,860,695	3.63	0.00	to	1.50	(40.90)	to	(29.61)
	12/31/2007	4,037,636	12.62	to	17.41	70,373,607	0.05	0.00	to	0.90	23.09	to	21.98
	12/31/2006	4,058,333	10.25	to	14.28	57,967,034	0.23	0.00	to	0.90	2.50	to	4.16
	12/31/2005	4,146,742	14.01	to	13.71	56,848,783	-	0.75	to	0.90	15.36	to	15.19
	12/31/2004	4,139,106	12.14	to	11.90	49,251,986	-	0.75	to	0.90	15.75	to	15.58
Transamerica Money Market VP
	12/31/2008	5,511,162	10.84	to	10.02	106,465,305	2.29	0.00	to	1.50	2.39	to	0.22
	12/31/2007	3,033,916	10.58	to	20.99	60,281,924	4.86	0.00	to	0.90	5.03	to	4.09
	12/31/2006	2,564,345	10.08	to	20.17	50,440,206	4.68	0.00	to	0.90	0.78	to	3.80
	12/31/2005	2,433,155	10.24	to	19.43	46,226,920	2.88	0.75	to	0.90	2.11	to	1.96
	12/31/2004	2,386,257	10.02	to	19.05	44,846,711	0.98	0.75	to	0.90	0.25	to	0.10

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights (continued)
			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Transamerica Small/MidCap Value VP
	12/31/2008	1,401,587	7.69	to	5.98	15,296,736	1.93	0.00	to	1.50	(40.87)	to	(40.25)
	12/31/2007	1,276,888	13.00	to	18.64	23,810,752	1.00	0.00	to	0.90	24.74	to	23.62
	12/31/2006	741,989	10.42	to	15.07	11,194,015	0.97	0.00	to	0.90	4.20	to	17.00
	12/31/2005	365,422	12.92	to	12.88	4,710,189	0.48	0.75	to	0.90	12.71	to	12.55
	12/31/2004 (1)	62,180	11.46	to	11.45	711,890	-	0.75	to	0.90	21.73	to	21.56
Transamerica U.S. Government Securities VP
	12/31/2008	1,695,537	11.46	to	10.47	21,286,906	2.86	0.00	to	1.50	7.66	to	4.69
	12/31/2007	117,328	10.64	to	11.91	1,376,520	4.45	0.00	to	0.90	6.05	to	5.10
	12/31/2006	58,559	10.03	to	11.34	662,140	3.52	0.00	to	0.90	0.34	to	2.35
	12/31/2005	78,026	10.50	to	11.08	862,890	3.81	0.75	to	0.90	1.47	to	1.32
	12/31/2004	51,200	10.35	to	10.93	553,600	3.64	0.75	to	0.90	2.52	to	2.37
Transamerica Value Balanced VP
	12/31/2008	5,102,788	7.65	to	7.52	91,467,937	4.68	0.00	to	1.50	(30.54)	to	(24.80)
	12/31/2007	5,844,018	11.01	to	26.13	152,246,049	2.54	0.00	to	0.90	6.72	to	5.76
	12/31/2006	6,324,588	10.32	to	24.71	155,972,878	2.55	0.00	to	0.90	3.20	to	14.24
	12/31/2005	6,898,186	11.97	to	21.63	149,052,652	2.60	0.75	to	0.90	5.80	to	5.64
	12/31/2004	7,584,776	11.31	to	20.47	155,232,534	1.44	0.75	to	0.90	9.14	to	8.98
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2008	6,901,583	$6.85	to	$6.14	$171,968,478	2.07%	0.00%	to	1.50%	(46.29)%	to	(38.60)%
	12/31/2007	7,648,279	12.76	to	47.36	358,556,956	-	0.00	to	0.90	22.53	to	21.43
	12/31/2006	7,997,423	10.41	to	39.00	310,555,164	-	0.00	to	0.90	4.10	to	8.93
	12/31/2005	8,766,841	11.45	to	35.81	313,235,641	0.09	0.75	to	0.90	6.75	to	6.59
	12/31/2004	9,381,782	10.73	to	33.59	314,876,463	-	0.75	to	0.90	6.34	to	6.18
Transamerica Index 50 VP
	12/31/2008 (1)	13,078	8.28	to	8.71	107,640	-	0.00	to	1.50	(17.20)	to	(12.93)
Transamerica Index 75 VP
	12/31/2008 (1)	19,265	7.31	to	7.85	139,984	-	0.00	to	1.50	(26.90)	to	(21.47)
ProFund VP Bull
	12/31/2008	118,938	6.65	to	7.16	863,897	-	0.00	to	1.50	(37.67)	to	(28.37)
	12/31/2007	99,749	10.67	to	11.75	1,172,564	0.21	0.00	to	0.90	3.55	to	2.62
	12/31/2006 (1)	736,714	10.31	to	11.45	8,437,699	0.07	0.00	to	0.90	3.09	to	14.52

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights (continued)
			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
ProFund VP Money Market
	12/31/2008	3,316,146	10.53	to	9.94	34,730,445	0.80	0.00	to	1.50	0.84	to	(0.57)
	12/31/2007	2,531,148	10.45	to	10.47	26,514,159	3.20	0.00	to	0.90	3.77	to	2.84
	12/31/2006 (1)	144,185	10.07	to	10.18	1,467,986	2.09	0.00	to	0.90	0.68	to	1.81
ProFund VP NASDAQ-100
	12/31/2008	203,103	6.86	to	6.59	1,543,465	-	0.00	to	1.50	(42.48)	to	(34.13)
	12/31/2007	956,045	11.92	to	13.33	12,749,323	-	0.00	to	0.90	17.62	to	16.57
	12/31/2006 (1)	80,871	10.13	to	11.43	924,473	-	0.00	to	0.90	1.34	to	14.31
ProFund VP Short Small-Cap
	12/31/2008	410,993	12.73	to	10.99	4,620,257	2.41	0.00	to	1.50	24.08	to	9.92
	12/31/2007	154,615	10.26	to	9.13	1,411,173	6.97	0.00	to	0.90	4.53	to	3.59
	12/31/2006 (1)	18,450	9.82	to	8.81	162,543	0.15	0.00	to	0.90	(1.82)	to	(11.90)
ProFund VP Small-Cap
	12/31/2008	199,978	6.47	to	7.30	1,396,212	0.20	0.00	to	1.50	(35.40)	to	(26.96)
	12/31/2007	160,363	10.01	to	10.90	1,748,012	0.23	0.00	to	0.90	(2.21)	to	(3.09)
	12/31/2006 (1)	303,258	10.24	to	11.25	3,410,298	-	0.00	to	0.90	2.39	to	12.45
Access VP High Yield
	12/31/2008 (1)	1,024,119	9.98	to	9.75	10,141,967	7.35	0.00	to	1.50	(0.23)	to	(2.47)
ProFund VP Europe 30
	12/31/2008 (1)	36,559	6.05	to	6.24	219,656	2.60	0.00	to	1.50	(39.47)	to	(37.62)
ProFund VP Oil & Gas
	12/31/2008 (1)	287,574	6.40	to	5.88	1,826,872	-	0.00	to	1.50	(36.01)	to	(41.24)
ProFund VP UltraSmall-Cap
	12/31/2008 (1)	107,616	4.05	to	4.62	432,263	0.70	0.00	to	1.50	(59.55)	to	(53.76)
ProFund VP Utilities
	12/31/2008 (1)	61,007	7.54	to	7.19	456,532	1.49	0.00	to	1.50	(24.62)	to	(28.14)
ProFund VP Consumer Services
	12/31/2008 (1)	19,837	7.11	to	7.88	140,060	-	0.00	to	1.50	(28.86)	to	(21.22)
ProFund VP Pharmaceuticals
	12/31/2008 (1)	51,607	8.69	to	9.20	445,070	2.58	0.00	to	1.50	(13.13)	to	(8.04)
ProFund VP Small-Cap Value
	12/31/2008 (1)	21,460	7.28	to	7.88	154,996	-	0.00	to	1.50	(27.25)	to	(21.24)

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights (continued)
			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
ProFund VP Falling US Dollar
	12/31/2008 (1)	83,658	$9.15	to	$8.91	$ 760,102	0.05%	0.00%	to	1.50%	(8.51)%	to	(10.88)%
ProFund VP Emerging Markets
	12/31/2008 (1)	144,687	5.07	to	5.64	727,622	0.75	0.00	to	1.50	(49.34)	to	(43.64)
ProFund VP International
	12/31/2008 (1)	64,766	6.04	to	6.47	388,476	1.25	0.00	to	1.50	(39.58)	to	(35.28)
ProFund VP Asia 30
	12/31/2008 (1)	112,114	5.56	to	6.46	618,511	1.21	0.00	to	1.50	(44.43)	to	(35.44)
ProFund VP Japan
	12/31/2008 (1)	9,022	6.54	to	6.71	58,614	18.13	0.00	to	1.50	(34.56)	to	(32.93)
ProFund VP Short NASDAQ-100
	12/31/2008 (1)	98,269	12.77	to	13.03	1,246,070	2.44	0.00	to	1.50	27.72	to	30.26
ProFund VP U.S. Government Plus
	12/31/2008 (1)	283,538	15.11	to	14.86	4,253,928	1.06	0.00	to	1.50	51.14	to	48.62
ProFund VP Basic Materials
	12/31/2008 (1)	129,552	4.72	to	4.76	607,611	0.21	0.00	to	1.50	(52.76)	to	(52.38)
ProFund VP Financials
	12/31/2008 (1)	104,586	5.35	to	6.81	555,616	1.56	0.00	to	1.50	(46.51)	to	(31.89)
ProFund VP Precious Metals
	12/31/2008 (1)	365,031	5.98	to	6.38	2,165,703	3.70	0.00	to	1.50	(40.24)	to	(36.21)
ProFund VP Telecommunications
	12/31/2008 (1)	58,055	7.78	to	8.22	448,505	1.66	0.00	to	1.50	(22.17)	to	(17.79)
ProFund VP Mid-Cap
	12/31/2008 (1)	121,297	6.51	to	6.75	783,701	0.70	0.00	to	1.50	(34.93)	to	(32.48)
ProFund VP Short Emerging Markets
	12/31/2008 (1)	128,412	13.23	to	12.21	1,686,787	0.08	0.00	to	1.50	32.34	to	22.07
ProFund VP Short International
	12/31/2008 (1)	143,672	12.88	to	11.97	1,837,683	0.05	0.00	to	1.50	28.85	to	19.73

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights (continued)
			Unit FairValue					Expense			Total Return
			Corresponding to				Investment	Ratio			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest**			Expense Ratio***
Fidelity VIP Contrafund®
	12/31/2008	1,489,388	8.92	to	8.92	13,278,218	0.76	0.90	to	0.90	(43.20)	to	(43.20)
	12/31/2007	1,662,224	15.70	to	15.70	26,091,850	0.74	0.90	to	0.90	16.25	to	16.25
	12/31/2006	1,791,909	13.50	to	13.50	24,195,515	0.98	0.90	to	0.90	10.44	to	10.44
	12/31/2005	1,835,666	12.23	to	12.23	22,443,195	0.11	0.90	to	0.90	15.61	to	15.61
	12/31/2004	1,426,128	10.58	to	10.58	15,081,938	0.19	0.90	to	0.90	14.13	to	14.13
Fidelity VIP Equity-Income
	12/31/2008	776,801	8.52	to	8.52	6,617,524	2.18	0.90	to	0.90	(43.32)	to	(43.32)
	12/31/2007	892,431	15.03	to	15.03	13,414,208	1.52	0.90	to	0.90	0.36	to	0.36
	12/31/2006	1,015,129	14.98	to	14.98	15,203,106	3.03	0.90	to	0.90	18.86	to	18.86
	12/31/2005	905,391	12.60	to	12.60	11,407,858	1.54	0.90	to	0.90	4.63	to	4.63
	12/31/2004	1,044,759	12.04	to	12.04	12,581,219	1.36	0.90	to	0.90	10.24	to	10.24
Fidelity VIP Growth Opportunities
	12/31/2008	491,716	4.62	to	4.62	2,273,581	0.11	0.90	to	0.90	(55.54)	to	(55.54)
	12/31/2007	661,082	10.40	to	10.40	6,874,952	-	0.90	to	0.90	21.80	to	21.80
	12/31/2006	446,408	8.54	to	8.54	3,811,402	0.47	0.90	to	0.90	4.18	to	4.18
	12/31/2005	455,162	8.20	to	8.20	3,730,091	0.67	0.90	to	0.90	7.71	to	7.71
	12/31/2004	472,044	7.61	to	7.61	3,591,536	0.32	0.90	to	0.90	5.93	to	5.93
Fidelity VIP Index 500
	12/31/2008	631,997	$6.83	to	$7.19	$ 5,528,303	2.38%	0.00%	to	1.50%	(37.16)%	to	(28.13)%
	12/31/2007	457,757	10.86	to	13.56	6,471,158	3.39	0.00	to	0.90	5.18	to	4.24
	12/31/2006	344,135	10.33	to	13.01	4,682,372	1.24	0.00	to	0.90	3.27	to	14.41
	12/31/2005	187,457	12.04	to	11.37	2,223,179	0.96	0.75	to	0.90	3.78	to	3.63
	12/31/2004 (1)	49,601	11.60	to	10.98	560,487	0.18	0.75	to	0.90	9.52	to	14.53

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**These ratios represent the annualized contract expenses of the Life Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights (continued)

***These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio Inception Date
1.50% July 2, 2008

There are subaccounts that have total returns outside of the range indiciated above. The following is a list of the subaccounts and their corresponding total returns.

Subaccount	2008 Total Return Range
Transamerica Asset Allocation - Conservative VP	(21.89)% to (17.75)%
Transamerica Asset Allocation - Growth VP	(40.18)% to (31.18)%
Transamerica Asset Allocation - Moderate Growth VP	(33.37)% to (25.47)%
Transamerica Asset Allocation - Moderate VP	(26.63)% to (20.67)%
Transamerica International Moderate Growth VP	(36.69)% to (29.63)%
Transamerica MFS International Equity VP	(35.87)% to (28.70)%
Transamerica Capital Guardian US Equity VP	(40.90)% to (30.22)%
Transamerica Capital Guardian Value VP	(40.06)% to (25.15)%
Transamerica Clarion Global Real Estate Securities VP	(42.90)% to (33.61)%
Transamerica Science & Technology VP	(49.05)% to (36.07)%
Transamerica JPMorgan Enhanced Index VP	(37.91)% to (27.64)%
Transamerica Marsico Growth VP	(41.47)% to (31.00)%
Transamerica BlackRock Large Cap Value VP	(34.48)% to (25.29)%
Transamerica MFS High Yield VP	(25.87)% to (24.19)%
Transamerica Munder Net50 VP	(44.04)% to (34.04)%
Transamerica PIMCO Total Return VP	(3.66)% to (2.76)%
Transamerica Legg Mason Partners All Cap VP	(36.93)% to (28.08)%
Transamerica T. Rowe Price Equity Income VP	(36.54)% to (25.37)%
Transamerica T. Rowe Price Small Cap VP	(36.82)% to (31.81)%
Transamerica Templeton Global VP	(44.18)% to (33.70)%
Transamerica Third Avenue Value VP	(41.68)% to (33.52)%
Transamerica Balanced VP	(33.01)% to (24.65)%

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

4.	Financial Highlights (continued)

Subaccount	2008 Total Return Range
Transamerica Convertible Securities VP	(37.44)% to (30.98)%
Transamerica Equity VP	(46.49)% to (35.27)%
Transamerica Growth Opportunities VP	(41.44)% to (29.61)%
Transamerica Small/MidCap Value VP	(41.40)% to (40.25)%
Transamerica Value Balanced VP	(31.16)% to (24.80)%
Transamerica Van Kampen Mid-Cap Growth VP	(46.77)% to (38.60)%
Transamerica Index 50 VP	(17.70)% to (12.93)%
Transamerica Index 75 VP	(27.34)% to (21.47)%
ProFund VP Bull	(38.23)% to (28.37)%
ProFund VP NASDAQ-100	(43.00)% to (34.13)%
ProFund VP Small-Cap	(35.98)% to (26.96)%
ProFund VP Europe 30	(39.93)% to (37.62)%
ProFund VP UltraSmall-Cap	(59.86)% to (53.76)%
ProFund VP Consumer Services	(29.40)% to (21.22)%
ProFund VP Pharmaceuticals	(13.78)% to (8.04)%
ProFund VP Small-Cap Value	(27.80)% to (21.24)%
ProFund VP Emerging Markets	(49.72)% to (43.64)%
ProFund VP International	(40.03)% to (35.28)%
ProFund VP Asia 30	(44.35)% to (35.44)%
ProFund VP Japan	(35.05)% to (32.93)%
ProFund VP Short NASDAQ-100	26.76% to 30.26%
ProFund VP Basic Materials	(53.11)% to (52.38)%
ProFund VP Financials	(46.91)% to (31.89)%
ProFund VP Precious Metals	(40.69)% to (36.21)%
ProFund VP Telecommunications	(22.75)% to (17.79)%
ProFund VP Mid-Cap	(35.42)% to (32.48)%
Fidelity VIP Index 500	(37.72)% to (28.13)%

Western Reserve Life Assurance Co.
WRL Series Life Account
Notes to Financial Statements
December 31, 2008

5.	Administrative, Mortality, and Expense Risk Charge

Under some forms of the Contracts, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Contract, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

A daily charge equal to an annual rate from 0.00% and 1.50% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with the issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6.	Income Taxes

Operations of the Life Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Life Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Life Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Life Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Life Account.

8.	Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Life Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

1
A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes at December 31, 2008.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 27, 2009

2
A member firm of Ernst & Young Global Limited

Western Reserve Life Assurance Co. of Ohio

Balance Sheets - Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
Admitted assets
Cash and invested assets:
Bonds	$619,733	$696,849
Preferred stocks	4,545	4,673
Common stocks of affiliated entities (cost: 2008-$21,422 and 2007-$20,659)	26,092	24,397
Mortgage loans on real estate	12,754	24,493
Home office properties	37,806	38,574
Cash, cash equivalents and short-term investments	279,506	45,633
Policy loans	411,020	410,844
Invested asset receivable	25,399	-
Other invested assets	8,351	10,358

Total cash and invested assets	1,425,206	1,255,821

Net deferred income tax asset	76,045	30,879
Premiums deferred and uncollected	4,431	4,970
Reinsurance receivable	3,293	8,579
Federal income tax recoverable	75,192	-
Receivable from parent, subsidiaries and affiliates	81,614	16,005
Investment income due and accrued	7,577	7,722
Cash surrender value of life insurance policies	66,323	63,948
Due from broker	104,605	-
Other admitted assets	7,954	7,386
Separate account assets	6,275,403	10,373,595

Total admitted assets	$8,127,643	$11,768,905

3

	December 31
	2008	2007
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,113,616	$1,055,742
Annuity	621,785	596,029
Accident and health	39	-
Life policy and contract claim reserves	22,480	15,373
Liability for deposit-type contracts	14,520	16,119
Other policyholders- funds	43	50
Interest maintenance reserve	19,586	-
Remittances and items not allocated	6,916	9,202
Federal and foreign income taxes payable	-	973
Transfers to separate accounts due or accrued	(719,097)	(888,410)
Asset valuation reserve	4,380	7,096
Reinsurance in unauthorized companies	1,174	-
Funds held under coinsurance and other reinsurance treaties	121,095	16,541
Payable to affiliates	65,264	37,892
Amounts incurred under modified coinsurance agreements	35,317	3,607
Unearned investment income	10,551	10,472
Disbursement payable-contract termination	225,843	-
Other liabilities	28,636	25,921
Separate account liabilities	6,275,403	10,373,595

Total liabilities	7,847,551	11,280,202

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	45,322	-
Paid-in surplus	149,634	151,259
Unassigned surplus	82,636	334,944

Total capital and surplus	280,092	488,703

Total liabilities and capital and surplus	$8,127,643	$11,768,905

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$574,562	$583,890	$582,936
Annuity	213,833	429,894	584,189
Accident and health	447	-	-
Net investment income	71,623	68,832	64,109
Amortization of interest maintenance reserve	(443)	(510)	(437)
Commissions and expense allowances on reinsurance ceded	(11,229)	11,826	9,385
Reserve adjustments on reinsurance ceded	1,982,087	10,216	8,451
Income from fees associated with investment management, administration and contract guarantees for separate accounts	113,994	137,410	128,081
Income earned on company owned life insurance	2,367	2,323	2,257
Income from administrative service agreement with affiliate	30,230	38,629	36,528
Other	6,616	6,130	5,320

	2,984,087	1,288,640	1,420,819
Benefits and expenses:
Benefits paid or provided for:
Life	83,678	74,138	65,610
Surrender benefits	1,124,340	1,206,556	1,047,578
Annuity benefits	46,871	49,912	47,275
Other benefits	1,860	1,564	2,587
Increase (decrease) in aggregate reserves for policies and contracts:
Life	57,874	69,337	34,451
Annuity	25,756	(40,543)	(56,276)
Accident and health	39	-	-

	1,340,418	1,360,964	1,141,225
Insurance expenses:
Commissions	162,635	174,497	167,682
General insurance expenses	110,328	111,553	101,204
Taxes, licenses and fees	17,089	20,455	16,459
Net transfers from separate accounts	(540,274)	(576,044)	(186,676)
Initial premium on Modco reinsurance transaction	2,006,918	-	-
Other expenses	1,086	947	1,274

	1,757,782	(268,592)	99,943

Total benefits and expenses	3,098,200	1,092,372	1,241,168

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,113)	196,268	179,651
Dividends to policyholders	27	27	29

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,140)	196,241	179,622
Federal income tax (benefit) expense	(54,644)	61,963	67,978

Gain (loss) from operations before net realized capital gains (losses) on investments	(59,496)	134,278	111,644
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	368	(2,623)	345

Net (loss) income	$(59,128)	$131,655	$111,989

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2006	$2,500	$-	$152,185	$236,764	$391,449
Net income	-	-	-	111,989	111,989
Change in net unrealized capital gains and losses	-	-	-	(43,656)	(43,656)
Change in non-admitted assets	-	-	-	(42,577)	(42,577)
Change in asset valuation reserve	-	-	-	7,027	7,027
Change in liability for reinsurance in unauthorized companies	-	-	-	259	259
Change in surplus in separate accounts	-	-	-	(141)	(141)
Change in net deferred income tax asset	-	-	-	24,874	24,874
Dividend to stockholder	-	-	-	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	-	-	-	1	1
Surplus effect of reinsurance transaction	-	-	-	(969)	(969)
Contributed surplus related to stock appreciation rights plans of indirect parent	-	-	(404)	-	(404)
Correction of prior year error	-	-	-	21,246	21,246

Balance at December 31, 2006	2,500	-	151,781	312,817	467,098
Net income	-	-	-	131,655	131,655
Change in net unrealized capital gains and losses	-	-	-	638	638
Change in non-admitted assets	-	-	-	(6,561)	(6,561)
Change in asset valuation reserve	-	-	-	(1,238)	(1,238)
Change in net deferred income tax asset	-	-	-	8,842	8,842
Dividend to stockholder	-	-	-	(110,000)	(110,000)
Surplus effect of reinsurance transaction	-	-	-	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	-	-	(522)	-	(522)

Balance at December 31, 2007	$2,500	$-	$151,259	$334,944	$488,703

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus - Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2007	$2,500	$-	$151,259	$334,944	$488,703
Net loss	-	-	-	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	-	-	-	1,738	1,738
Change in non-admitted assets	-	-	-	7,856	7,856
Change in asset valuation reserve	-	-	-	2,716	2,716
Change in liability for reinsurance in unauthorized companies	-	-	-	(1,174)	(1,174)
Dividend to stockholder	-	-	-	(200,000)	(200,000)
Change in net deferred income tax asset	-	-	-	(7,619)	(7,619)
Surplus effect of reinsurance transaction	-	-	-	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	-	45,322	-	-	45,322
Correction of interest on taxes	-	-	-	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	-	-	(1,625)	-	(1,625)

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Operating activities
Premiums collected, net of reinsurance	$789,337	$1,014,138	$1,167,315
Net investment income received	76,682	73,854	71,408
Miscellaneous income received	152,105	204,010	187,060
Benefit and loss related payments	(1,243,327)	(1,333,939)	(1,165,987)
Commissions, expenses paid and aggregate write-ins for deductions	(293,143)	(311,221)	(282,359)
Net transfers to separate accounts and protected cell amounts	709,586	619,060	191,125
Dividends paid to policyholders	(27)	(27)	(29)
Federal and foreign income taxes paid	(33,143)	(69,082)	(60,364)

Net cash provided by operating activities	158,070	196,793	108,169

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	331,923	393,160	513,300
Preferred stocks	-	-	3,020
Common stocks	-	-	8,144
Mortgage loans on real estate	11,740	1,058	988
Other invested assets	-	-	-
Miscellaneous proceeds	8,250	7	962

Total investment proceeds	351,913	394,225	526,414

Costs of investments acquired:
Bonds	(234,428)	(467,479)	(465,786)
Preferred stocks	-	-	(2,488)
Common stocks	(763)	(758)	(4,126)
Mortgage loans on real estate	-	-	(8,501)
Real estate	(122)	(36)	(39)
Other invested assets	(669)	(1,335)	(484)
Miscellaneous applications	(38)	(4,506)	-

Total cost of investments acquired	(236,020)	(474,114)	(481,424)
Net increase in policy loans	(176)	(66,063)	(44,319)

Net cost of investments acquired	(236,196)	(540,177)	(525,743)

Net cash provided by (used in) investing activities	115,717	(145,952)	671

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow - Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	-	(18,791)	12,384
Net withdrawals on deposit-type contracts and other insurance liabilities	(1,973)	(835)	(5,334)
Dividends to stockholder	(200,000)	(110,000)	(2,000)
Funds held under reinsurance treaty with unauthorized reinsurers	104,554	446	(1,508)
Payable to affiliates	27,372	(3,370)	21,969
Other cash provided (applied)	30,133	15,035	(52,250)

Net cash used in financing and miscellaneous activities	(39,914)	(117,515)	(26,739)

Net increase (decrease) in cash, cash equivalents and short-term investments	233,873	(66,674)	82,101

Cash, cash equivalents and short-term investments:
Beginning of year	45,633	112,307	30,206

End of year	$279,506	$45,633	$112,307

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis

(Dollars in Thousands)

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers,

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

external fund managers and internal models. In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan-s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the -interest maintenance reserve- (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The -asset valuation reserve- (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Non-admitted Assets: Certain assets designated as -non-admitted-, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. During 2008, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 - Prescribed and Permitted Statutory Accounting Practices.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries- equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other -admitted assets- are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2008, 2007 and 2006 net realized capital (losses) gains of $19,356, $(177) and $(2,235), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(443), $(510) and $(437), for the years ended December 31, 2008, 2007 and 2006, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $6, $13 and $20 has been excluded for the years ended December 31, 2008, 2007 and 2006, respectively, with respect to such practices.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners- Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners- Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners- Reserve Valuation Method.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners- Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $732,493, $910,067 and $1,092,584, in 2008, 2007 and 2006, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $113,994, $137,410 and $128,081, in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company's employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $1,628, $832 and $538 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3, $310 and $134 for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company adopted SSAP No. 98 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company's financials at December 31, 2008. As a result of the adoption, the Company expects to reduce unassigned surplus by $7,836 at January 1, 2009.

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company's investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company's financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

The Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

	2008	2007	2006
Net Income (Loss), State of Ohio Basis	$(59,128)	$131,655	$111,989
State permitted practices (Income)	-	-	-

Net Income, NAIC SAP	$(59,128)	$131,655	$111,989

Statutory Surplus, State of Ohio Basis	$280,092	$488,703	$467,098
State permitted practices (Surplus)	(45,322)	-	-

Statutory Surplus, NAIC SAP	$234,770	$488,703	$467,098

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes and Corrections of Errors

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company's insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$279,506	$279,506	$45,633	$45,633
Bonds, other than affiliates	619,733	563,150	696,849	694,605
Preferred stocks, other than affiliates	4,545	3,580	4,673	4,646
Mortgage loans on real estate	12,754	11,545	24,493	24,249
Policy loans	411,020	411,020	410,844	410,844
Separate account assets	6,275,403	6,275,403	10,373,595	10,373,595

Liabilities
Investment contract liabilities	632,369	631,698	607,967	606,177
Deposit-type contracts	14,520	14,520	16,119	16,119
Separate account annuity liabilities	3,654,589	3,654,589	6,137,949	6,137,949

Included in the Company's financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value disclosures.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset-s or a liability-s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$-	$271,302	$790	$272,092
Separate Account assets (b)	6,275,403	-	-	6,275,403

Total assets	$6,275,403	$271,302	$790	$6,547,495

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

During 2008, the Company reported the following assets in Level 3 on a recurring basis.

Short-term Investments
Balance at January 1, 2008	$2,199
Change in realized gains/losses included in net income	1,409

Balance at December 31, 2008	$790

Total gains/losses included in income attributable to instruments held at the reporting date	$1,409

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains/ (Losses)
Fixed maturities	$1,692	-	-	$1,692	-

Level 3 Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker-s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/ (losses) included in net income.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$97,307	$30,939	$-	$-	$128,246
State, municipal and other government	4,477	-	661	377	3,439
Public utilities	10,493	233	-	359	10,367
Industrial and miscellaneous	212,419	546	7,927	11,830	193,208
Mortgage and other asset-backed securities	295,037	1,120	46,570	21,697	227,890

	$619,733	$32,838	$55,158	$34,263	$563,150
Unaffiliated preferred stocks	4,545	-	832	133	3,580

	$624,278	$32,838	$55,990	$34,396	$566,730

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$152,325	$5,531	$-	$1	$157,855
State, municipal and other government	4,494	115	-	58	4,551
Public utilities	14,942	345	32	-	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	$696,849	$10,070	$4,890	$7,424	$694,605
Unaffiliated preferred stocks	4,673	60	76	11	4,646

	$701,522	$10,130	$4,966	$7,435	$699,251

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 68 and 57 securities with a carrying amount of $202,928 and $181,439 and an unrealized loss of $55,990 and $4,966, with an average price of 72.4 and 97.3 (fair value/amortized cost). Of this portfolio, 88.42% and 97.43% were investment grade with associated unrealized losses of $43,441 and $4,645, respectively.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 95 and 59 securities with a carrying amount of $219,972 and $181,236 and an unrealized loss of $34,396 and $7,435 with an average price of 84.4 and 95.9 (fair value/amortized cost). Of this portfolio, 91.71% and 93.47% were investment grade with associated unrealized losses of $30,889 and $7,145, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company's decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2008, the Company's asset-backed securities (ABS) credit card portfolio had a fair value $11,970 less than the carrying amount. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large subprime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade. The Company's entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of the securities in an unrealized loss position in this portfolio are projecting payment in full. As there has been no impact to expected future cash flows, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company's ABS housing portfolio had a fair value $17,144 less than the carrying amount. ABS Housing securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company's exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company's total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it-s the second priority in terms of repayment. The Company does not have any -direct- residential mortgages to sub-prime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not our particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on our particular tranche.

Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company's particular holdings in an unrealized loss position.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2008 or 2007.

The actual cost, carrying amount and fair value of the Company's sub-prime mortgage-backed ABS holdings at December 31, 2008 are $66,543, $66,514 and $49,487, respectively. As the remaining unrealized losses in the ABS housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company's commercial mortgage-backed securities (CMBS) portfolio had a fair value $23,321 less than the carrying amount. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company's CMBS includes conduit and single borrower mortgages.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company's real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.

All of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$5	$-	$5
State, municipal and other government	1,240	2,200	3,440
Public utilities	-	8,318	8,318
Industrial and miscellaneous	40,345	110,783	151,128
Mortgage and other asset-backed securities	102,536	63,506	166,042

	144,126	184,807	328,933
Unaffiliated preferred stocks	2,811	769	3,580

	$146,937	$185,576	$332,513

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007

Unaffiliated bonds:
United States Government and agencies	$-	$823	$823
State, municipal and other government	-	1,851	1,851
Public utilities	4,963	-	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,589
Unaffiliated preferred stocks	3,207	477	3,684

	$176,472	$173,801	$350,273

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$24,550	$24,569
Due after one year through five years	142,410	131,768
Due after five years through ten years	50,012	43,033
Due after ten years	107,724	135,890

	324,696	335,260
Mortgage and other asset-backed securities	295,037	227,890

	$619,733	$563,150

A detail of net investment income is presented below:

	Year Ended December 31
	2008	2007	2006
Income:
Bonds	$36,265	$32,953	$32,693
Preferred stocks	258	264	421
Common stocks of affiliated entities	8,085	6,160	10,010
Mortgage loans on real estate	1,705	1,501	1,183
Real estate	4,562	7,243	7,400
Policy loans	23,746	22,127	18,870
Cash, cash equivalents and short-term investments	4,194	9,852	-
Other invested assets	(2,677)	(2,995)	-
Other	2,534	492	2,279

Gross investment income	78,672	77,597	72,856
Less investment expenses	(7,049)	(8,765)	(8,747)

Net investment income	$71,623	$68,832	$64,109

Investment expenses include expenses for the occupancy of company-owned property of $3,949, $3,759 and $3,668 during 2008, 2007 and 2006, respectively, as well as depreciation expense on these properties of $890, $890 and $887, respectively.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$308,079	$372,675	$510,357

Gross realized gains	$35,518	$2,154	$1,685
Gross realized losses	(7,238)	(2,426)	(4,689)

Net realized capital gains (losses)	$28,280	$(272)	$(3,004)

The Company had gross realized losses of $4,739 in 2008 which relate to losses recognized on other than temporary declines in fair values of bonds. The Company did not have gross realized losses in 2007 or 2006 related to losses recognized on other than temporary declines in fair values of bonds.

At December 31, 2008, bonds with an aggregate carrying value of $3,823 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2008	2007	2006
Bonds	$23,541	$(272)	$(3,004)
Common stocks	-	-	(20)
Cash, cash equivalents, and short-term investments	(1,508)	(1,230)	-
Derivatives	9,756	(2,240)	(858)
Other invested assets	1	(164)	952

	31,790	(3,906)	(2,930)
Federal income tax effect	(12,066)	1,106	1,040
Transfer to (from) interest maintenance reserve	(19,356)	177	2,235

Net realized capital gains (losses) on investments	$368	$(2,623)	$345

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2008	2007	2006
Bonds	$(2,070)	$-	$-
Common stocks	932	638	(43,656)

Change in unrealized capital gains (losses)	$(1,138)	$638	$(43,656)

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	December 31
	2008	2007
Unrealized gains	$7,228	$6,212
Unrealized losses	(2,559)	(2,475)

Net unrealized gains	$4,669	$3,737

During 2008 and 2007, the Company did not issue any mortgage loans.

During 2008, 2007 and 2006, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2008, 2007 and 2006, the Company held a mortgage loan loss reserve in the asset valuation reserve of $61, $233 and $243, respectively.

At December 31, 2008, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from seven to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491. There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.

At December 31, 2007, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from eight to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 is $2,053. There were no impairment losses, write-downs, or reclassifications during 2007 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $9,756, $(2,240) and $(858) for the years ended December 31, 2008, 2007 and 2006, respectively.

6. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$990,717	$1,084,449	$1,229,963
Reinsurance assumed-affiliated	3,730	3,853	2,382
Reinsurance ceded-affiliated	(170,903)	(48,572)	(43,611)
Reinsurance ceded-non-affiliated	(34,702)	(25,946)	(21,609)

Net premiums earned	$788,842	$1,013,784	$1,167,125

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $40,858, $37,977 and $34,248 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $19,752 and $14,863, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $266,137 and $112,489, respectively. As of December 31, 2008 and 2007, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $224,853 and $75,817, respectively.

The net amount of the reduction in surplus at December 31, 2008 if all reinsurance agreements were cancelled is $8,307.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd, an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company's variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. At December 31, 2008, the Company holds collateral in the form of letters of credit of $95,000 from the assuming company.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to Transamerica International Re (Bermuda) Ltd., an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61. For each of the years ended December 31, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2008 and 2007 were $131,155 and $79,000, respectively.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Non-admitted assets	$5,587	$6,650
Partnerships	945	3,029
Tax basis deferred acquisition costs	92,162	93,168
Reserves	123,431	135,841
Unrealized capital losses	32	31
-807(f) assets	163	187
Deferred intercompany losses	2,800	744
Guaranty funds	926	926
Credit carryforwards	-	2,482
Miscellaneous accruals	4,212	3,814
Other	2,352	1,938

Total deferred income tax assets	232,610	248,810

Deferred income tax assets non-admitted	115,396	165,305

Admitted deferred income tax assets	117,214	83,505

Deferred income tax liabilities:
Partnerships	310	-
Real estate	27	27
-807(f) liabilities	39,919	52,151
Unrealized capital gains	213	243
Deferred intercompany gains	32	-
Other	668	205

Total deferred income tax liabilities	41,169	52,626

Net admitted deferred income tax asset	$76,045	$30,879

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2008	2007	Change
Total deferred income tax assets	$232,610	$248,810	$(16,200)
Total deferred income tax liabilities	41,169	52,626	11,457

Net deferred income tax asset	$191,441	$196,184	(4,743)

Tax effect of unrealized gains (losses)			(2,876)

Change in net deferred income tax			$(7,619)

	December 31
	2007	2006	Change
Total deferred income tax assets	$248,810	$250,068	$(1,258)
Total deferred income tax liabilities	52,626	62,726	10,100

Net deferred income tax asset	$196,184	$187,342	8,842

Tax effect of unrealized gains (losses)			-

Change in net deferred income tax			$8,842

Non-admitted deferred tax assets increased (decreased) $(49,909), $8,490 and $22,220 for 2008, 2007 and 2006, respectively.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. The following charts outline the effect of this permitted practice on the Company's financial statements:

		3 years		1 year		Change
18 e.	Gross DTAs at Enacted Tax Rate		$232,610		$232,610		$-
	Admitted Gross DTAs (paragraph 10 a.)	$30,723		$30,723		$-
	Admitted Gross DTAs (paragraph 10 b.)	45,322		-		45,322
	Admitted Gross DTAs (paragraph 10 c.)	41,169		41,169		-

	Total Admitted Gross DTAs	117,214	(117,214)	71,892	(71,892)	45,322	(45,322)

	Nonadmitted Gross DTAs		115,396		160,718		(45,322)
	Admitted DTA		117,214		71,892		45,322
	Gross DTL		(41,169)		(41,169)		-

	Net Admitted DTA		$76,045		$30,723		$45,322

18 f.	10 a.-Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						$30,723
	10 b.i.-Gross DTAs, after application of 10a. expected to be realized within one year					$-
	10 b.ii.-10% of adjusted capital and surplus as shown on most recently filed statement					48,943
	Lesser of 10 b.i. or 10 b.ii.						-
	10 c.-Gross DTAs, after 10a. And 10b. That can be offset against gross DTLs						41 ,169

	Admitted Gross DTAs						71,892
	Gross DTLs						(41,169)

	Net Admitted DTAs						$30,723

10 d.ii.-If the reporting entity-s financial statements and risk-based capital (RBC) calculated using a DTA as the sum of 10 a., 10 b., 10 c. results in the Company's risk-based capital level being above the maximum risk-based capital level where an action level could occur as a result of a trend test (i.e., 250% for life entities and 300% for property/casualty entities), then the reporting entity may admit a higher amount as calculated in paragraph 10 e.:

	Total adjusted capital using a DTA in accordance with 10 a., 10 b., and 10 c.						$239,472

	Authorized control level						44,224

	Total adjusted capital exceeds 250% of authorized control level, therefore DTA in accordance with 10 e. may be admitted.

	10 e.i.-Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						30,723
	10 e.ii. (a)-Gross DTAs, after application of 10 e.i. expected to be realized within three years					$45,322
	10 e.ii. (b)-15% of adjusted capital and surplus as shown on most recently filed statement					73,414
	Lesser of 10 e.ii. (a) or 10 e.ii. (b)						45,322
	10 e.iii.-Gross DTAs, after 10 e.i. and 10 e.ii. that can be offset against gross DTLs						41,169

	Admitted Gross DTAs						117,214
	Gross DTLs						(41,169)

	Net Admitted DTAs						$76,045

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(28,823)	$67,317	$61,842
Deferred acquisition costs-tax basis	(1,023)	(314)	327
Dividends received deduction	(7,490)	(8,946)	(11,099)
IMR amortization	155	179	153
Investment income items	2,196	97	(375)
Limited partnership book/tax difference	156	232	223
Prior year under accrual	657	192	1,647
Reinsurance transactions	1,240	(423)	(339)
Tax credits	(5,370)	(3,198)	(3,167)
Tax reserve valuation	(2,895)	6,380	17,750
Miscellaneous accruals	(629)	1,576	43
Non-deductible items	917	91	100
Depreciation	(50)	(56)	(178)
LOLI	(831)	(887)	(790)
Other	(788)	(1,383)	801

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(42,578)	60,857	66,938
Less tax expense (benefit) on capital gains (losses)	12,066	(1,106)	(1,040)

Total federal income tax (benefit) expense	$(54,644)	$61,963	$67,978

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2008	2007	2006
Federal income tax expense on operations and capital gains (losses) on investments	$(42,578)	$60,857	$66,938
Change in net deferred income taxes	(7,619)	8,842	24,874

Total statutory income tax (benefit) expense	$(34,959)	$52,015	$42,064

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based upon separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company's separately computed tax liability or the consolidated group-s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company's separately computed tax liability or the consolidated group-s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.

The Company did not incur income taxes during 2008, which will be available for recoupment in the event of future net losses. The Company incurred income taxes during 2007 and 2006 of $60,165 and $65,214, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company's financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company's interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company's federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders- funds relate to liabilities established on a variety of the Company's products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2008		2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$32,391	1%	$20,695	0%
At book value less surrender charge of 5% or more	69,724	1	81,307	1
At fair value	3,696,287	83	6,164,883	91

Total with adjustment or at market value	3,798,402	85	6,266,885	92
At book value without adjustment (minimal or no charge or adjustment)	428,383	10	431,030	6
Not subject to discretionary withdrawal	235,131	5	92,330	2

Total annuity reserves and deposit liabilities	4,461,916	100%	6,790,245	100%

Less reinsurance ceded	165,616		35,260

Net annuity reserves and deposit liabilities	$4,296,300		$6,754,985

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$-	$-	$-	$731,603	$731,603

Reserves for accounts with assets at fair value at December 31, 2008	$-	$-	$-	$5,556,306	$5,556,306

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	$-	$-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	-	-	-	-	-

Subtotal	-	-	-	5,556,306	5,556,306
Not subject to discretionary withdrawal	-	-	-	-	-

Total separate account liabilities at December 31, 2008	$-	$-	$-	$5,556,306	$5,556,306

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$-	$-	$-	$909,554	$909,554

Reserves for accounts with assets at fair value at December 31, 2007	$-	$-	$-	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-	$-	$-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	9,485,165	9,485,165
At book value without market value adjustment and with current surrender charge of less than 5%	-	-	-	-	-

Subtotal	-	-	-	9,485,165	9,485,165
Not subject to discretionary withdrawal	-	-	-	-	-

Total separate account liabilities at December 31, 2007	$-	$-	$-	$9,485,165	$9,485,165

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$732,493	$910,067	$1,092,584
Transfers from separate accounts	1,274,005	1,484,712	1,758,650

Net transfers from separate accounts	(541,512)	(574,645)	(666,066)
Other reconciling adjustments	1,238	(1,399)	215

Net transfers as reported in the summary of operations of the Company	$(540,274)	$(576,044)	$(665,851)

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Income Benefit	$990,339	$104,921	$97,859
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Death Benefit	$3,074,498	$193,360	$157,384
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy-s paid-through date to the policy-s next anniversary date. At December 31, 2008 and 2007, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2008
Ordinary direct renewal business	$2,796	$1,625	$4,421
Ordinary new business	9	1	10

	$2,805	$1,626	$4,431

December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

At December 31, 2008 and 2007, the Company had insurance in force aggregating $3,644,366 and $2,170,424 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $22,357 and $15,281 to cover these deficiencies at December 31, 2008 and 2007, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $23,477.

On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make the dividend payment. The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee-s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,444, $1,829 and $1,432 for 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant-s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $793, $905 and $864 for 2008, 2007 and 2006, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee-s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for 2008, 2007 and 2006 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $143, $179 and $147 for 2008, 2007 and 2006, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company's mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2008, 2007 and 2006, the Company paid $95,980, $106,392 and $94,305, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $30,230, $38,629 and $36,528 from this agreement during 2008, 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2008, 2007 and 2006, the Company received $95,867, $100,815 and $91,726, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2008, 2007 and 2006, the Company has a net amount of $(16,350), $21,887 and $9,683, respectively, due (from) to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2008, 2007 and 2006, the Company paid net interest of $924, $1,954 and $1,599, respectively, to affiliates.

At December 31, 2008, the Company did not hold any short-term notes receivable.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2008 and 2007, the cash surrender value of these policies was $66,323 and $63,948, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company's legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management-s opinion that damages arising from such demands will not be material to the Company's financial position or results of operations.

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,337 and $3,344 with no offsetting premium tax benefit at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $36, $(22) and $36 for 2008, 2007 and 2006, respectively.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007, securities in the amount of $158,452 were on loan under securities lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash. At December 31, 2008, there were no securities on loan under securities lending agreements.

The Company has contingent commitments of $1,491 and $2,053 as of December 31, 2008 and 2007, respectively, for LIHTC investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2008 and 2007 respectively, the Company pledged assets in the amount of $36,127 and $6,449 to satisfy the requirements of futures trading accounts.

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

13. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During the period January 1, 2006 through June 30, 2006, the Company sold $32,428 of agent balances without recourse to ADB Corporation, LLC, an affiliated entity. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus has retained such balances as non-admitted receivables. Agent receivables in the amount of $15,409, $18,673 and $20,261 were non-admitted as of December 31, 2008, 2007 and 2006, respectively.

52

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments - Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$97,307	$128,246	$97,307
States, municipalities and political subdivisions	54,143	55,007	54,143
Foreign governments	3,652	2,754	3,652
Public utilities	10,493	10,367	10,493
All other corporate bonds	454,138	366,776	454,138
Preferred stocks	4,545	3,580	4,545

Total fixed maturities	624,278	566,730	624,278

Mortgage loans on real estate	12,754		12,754
Real estate	37,806		37,806
Policy loans	411,020		411,020
Cash, cash equivalents and short-term investments	279,506		279,506
Other invested assets	8,351		8,351

Total investments	$1,373,715		$1,373,715

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

53

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$1,097,394	20,196	$574,634	$45,656	$370,010	$237,806
Group life	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

Year ended December 31, 2007
Individual life	$1,040,192	14,956	$583,844	$42,731	$304,367	$241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)

Year ended December 31, 2006
Individual life	$971,044	12,448	$582,703	$33,573	$727,802	$(178,400)
Group life	15,361	198	233	694	445	55
Annuity	636,572	238	584,189	29,842	892,153	(200,887)

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

54

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	-	375	0%
Annuity	337,322	123,489	-	213,833	0%

	$990,717	$205,605	$3,730	$788,842	0%

Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	-	46	0%
Annuity	437,105	7,212	-	429,893	0%

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	-	233	0%
Annuity	591,578	7,389	-	584,189	0%

	$1,229,963	$65,220	$2,382	$1,167,125	0%

55